                                   [ A R T ]

                             FMB MONEY MARKET FUND

                                      -

                                FMB INTERMEDIATE
                             GOVERNMENT INCOME FUND

                                      --

                                  FMB MICHIGAN
                               TAX-FREE BOND FUND

                                      --

                                FMB DIVERSIFIED
                                  EQUITY FUND

                                      ---

                                 ANNUAL REPORT
                               November 30, 1995

                           Macatawa Distributor, Inc.

                            Sponsor and Distributor

FMB FUNDS, INC.
                                                                January 24, 1996

Dear Shareholder:

     On behalf of the Directors and Officers of the FMB Funds, Inc., we are pleased to send you this audited annual report for the fiscal year ended November 30, 1995. This annual report reflects the financial position and investment performance of your Funds. It is our desire to keep you informed of economic factors and trends that may impact the performance of the FMB Funds. We are very pleased with the results for the year and are excited about the new opportunities and challenges we see ahead of us.

ECONOMIC REVIEW AND OUTLOOK

     The year can best be summarized by the statement. "What a fabulous year for both the stock and bond market!" The year began with the Federal Reserve maintaining their "tight money" policy by increasing short-term interest rates in February by 50 basis points. This proved to be the last increase in rates as economic data supported the Fed's monetary policy by showing a general slowdown in economic growth. The index of leading economic indicators, a key gauge of future economic activity, showed declines in the summer months with slower employment growth and reduced spending for autos, homes, and other goods.

     As the year progressed, company earnings reports were generally robust resulting in excellent stock market valuations. Technology stocks led the market rise with new records being set almost on a daily basis. Anticipation of future marketing potential through the INTERNET (information super-highway) continues to push this market sector. Financial stocks showed a strong rally during the year as both consolidations within the industry and analysts' expectations of greater efficiency supported these valuations.

     As we concluded the year, we found the Federal Reserve lowering short-term interest rates and the stock market continuing to be strong. These events have definitely translated into excellent performance for your Funds. Expectations are for interest rates to continue their decline. The Federal Reserve will be under a magnifying glass in an election year to support economic growth versus falling back into a recessionary period. Expectations are for continued stable earnings by most sectors yet maybe not quite as strong as experienced in the past year.

GENERAL OVERVIEW

     The FMB Funds experienced net growth of $9.0 million with net assets of $319.5 million at November 30, 1995 compared to the $310.5 million at November 30, 1994. The following information summarizes each of the Funds for your review. In addition, following this letter you will find the Adviser's synopsis of the 1995 fiscal year performance of the FMB Intermediate Government Income Fund, FMB Michigan Tax-Free Bond Fund and the FMB Diversified Equity Fund.

FMB MONEY MARKET FUND

     The FMB Money Market Fund had net assets of $104.7 million on November 30, 1995, with the weighted average maturity of the portfolio at 35 days. The Fund invests in high quality securities including top quality commercial paper, bank certificates of deposit, and repurchase agreements.

FMB INTERMEDIATE GOVERNMENT INCOME FUND

     Net assets of the FMB Intermediate Government Income Fund on November 30, 1995 totaled $122.3 million, with the weighted average maturity of the portfolio at 3.2 years. Fund investments are made in U.S. Government and Government Agency securities and Collateralized Mortgage Obligations in an attempt to achieve high current income consistent with prudent risk of capital. Portfolio management utilizes a laddered maturity approach to provide liquidity for repricing opportunities and to maximize the total return objective of the Fund.

FMB MICHIGAN TAX-FREE BOND FUND

     The FMB Michigan Tax-Free Bond Fund had net assets on November 30, 1995 of $33.3 million with the weighted average maturity of the portfolio at 6.9 years. Portfolio holdings consist of high quality debt obligations of the State of Michigan and its political subdivisions. During the year, the portfolio's average maturity was lengthened slightly to take advantage of the existing yield curve which enhanced total return performance.

FMB DIVERSIFIED EQUITY FUND

     Net assets of the FMB Diversified Equity Fund totaled $59.2 million at November 30, 1995. The primary objective of the Fund is to provide long-term capital appreciation. In pursuing this objective, the Adviser emphasizes companies that have exhibited a high degree of stability and predictability in earnings and dividend growth.

     The FMB Funds are managed locally by FMB-Trust located at One Financial Plaza, Holland, Michigan. If you would like additional information or assistance, please call (800) 453-4234. We are pleased that you have chosen the

FMB Funds as part of your financial plan, and we look forward to serving you.

Michael R. Mucciolo                     John J. Pileggi
Chairman of the Board                   President and Treasurer

     SHARES OF THE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR ENDORSED OR GUARANTEED BY, FMB-TRUST OR ITS AFFILIATES, NOR ARE THEY FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION ("FDIC"), THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENTAL AGENCY. SHARES OF THE FUNDS INVOLVE INVESTMENT RISK, INCLUDING POSSIBLE LOSS OF PRINCIPAL. THERE IS NO ASSURANCE THAT THE MONEY MARKET FUND WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.

FMB INTERMEDIATE GOVERNMENT INCOME FUND

    The following graph illustrates the total return based on a $10,000 investment in the FMB Intermediate Government Income Fund made at the inception date of December 2, 1991 and held through November 30, 1995, as well as the performance of the Lehman Intermediate Government/Corporate Bond Index over the same period. Past performance is not predictive of future performance.

                                      FMB Inter.        FMB Inter.
                                     Gov't Income      Gov't Income      Lehman Inter.
       Measurement Period             Fund (Inst.       Fund (Cons.       Gov't Corp.
      (Fiscal Year Covered)             Class)*           Class)*         Bond Index
Dec. 2     1991                          10000              9700             10000
Feb. 29    1992                          10162              9857             10185
May 31                                   10341             10024             10395
Aug. 31                                  10732             10394             10770
Nov. 30                                  10710             10374             10733
Feb. 28    1993                          11263             10909             11263
May 31                                   11361             11004             11374
Aug. 31                                  11722             11353             11764
Nov. 30                                  11738             11369             11778
Feb. 28    1994                          11748             11378             11786
May 31                                   11475             11114             11521
Aug. 31                                  11652             11286             11725
Nov. 30                                  11472             11111             11562
Feb. 28    1995                          11917             11541             12043
May 31                                   12457             12064             12632
Aug. 31                                  12609             12212             12834
Nov. 30                                  12923             12515             13244

        *Assumes payment of the maximum sales charge and reinvestment of all dividends and distributions. Total returns are aggregate since inception on December 2, 1991, have not been annualized and reflect voluntary fee waivers.

    The Lehman Intermediate Government/Corporate Bond Index is a widely accepted unmanaged index of bond market performance which includes fixed rate debt issues rated investment grade or higher; all returns are market value weighted inclusive of accrued interest.

1995 FISCAL YEAR IN REVIEW
FMB INTERMEDIATE GOVERNMENT INCOME FUND

     The Fund continued to utilize a combination of U.S. Treasury, Government Agency, and mortgage-related securities during the fiscal year of 1995. The Adviser sold some of the Fund's longer duration mortgage-backed issues during the month of October 1995, and moved the proceeds of these sales to repurchase agreements to slightly reduce the duration of the portfolio. This was done in an effort to reduce price sensitivity of the portfolio after the significant decline in interest rates during the prior three quarters of 1995.

     The total return of the Fund (before deduction of the sales charge for the Consumer Service Class) for fiscal year 1995 tracked the performance of the benchmark Lehman Government/Corporate Bond Index until near the end of the fiscal year. The Fund began to maintain a shorter duration compared to the index during this time to limit the price volatility of the Fund if rates were to retrace some of their recent declines in the upcoming year. The Fund continues to provide a lower risk profile compared to the index based on its shorter duration which reduces interest rate risk, and the lack of corporate issues which reduces credit and default risks.

AVERAGE ANNUAL TOTAL RETURNS*

Periods Ended November 30, 1995

                                   FROM INCEPTION             FISCAL YEAR
                               ----------------------    ----------------------
                               % RETURN                  % RETURN
                               WITHOUT      % RETURN     WITHOUT      % RETURN
                                SALES      WITH SALES     SALES      WITH SALES
                                CHARGE       CHARGE       CHARGE       CHARGE
                               --------    ----------    --------    ----------
Institutional Class...........  +6.62%          N/A       +12.64%          N/A
Consumer Service Class........  +6.58%       +5.77%       +12.64%       +9.24%

*Assumes reinvestment of dividends and distributions, and reflects voluntary fee waivers.

FMB MICHIGAN TAX-FREE BOND FUND

    The following graph illustrates the total return based on a $10,000 investment in the FMB Michigan Tax-Free Bond Fund made at the inception date of December 2, 1991 and held through November 30, 1995, as well as the performance of the Lehman 5-Year Municipal Bond Index and Lehman 7-Year Municipal Bond Index over the same period. Past performance is not predictive of future performance.

                                     FMB Michigan      FMB Michigan
                                     Tax-Free Bond     Tax-Free Bond     Lehman 5 yr.      Lehman 7 yr.
       Measurement Period            Fund (Instit.      Fund (Cons.     Municipal Bond    Municipal Bond
      (Fiscal Year Covered)             Class)*        Serv. Class)*         Index             Index
Dec. 2    1991                                10000              9700             10000             10000
Feb. 29   1992                                10171              9866             10251             10241
May 31                                        10324             10008             10410             10402
Aug. 31                                       10591             10261             10754             10770
Nov. 30                                       10730             10396             10911             10946
Feb. 28   1993                                11207             10858             11405             11540
May 31                                        11232             10882             11385             11493
Aug. 31                                       11579             11218             11723             11913
Nov. 30                                       11645             11282             11782             11967
Feb. 28   1994                                11754             11387             11866             12050
May 31                                        11585             11224             11750             11874
Aug. 31                                       11763             11396             11938             12083
Nov. 30                                       11472             11114             11672             11674
Feb. 28   1995                                12073             11697             12160             12345
May 31                                        12472             12083             12590             12839
Aug. 31                                       12675             12279             12882             13145
Nov. 30                                       12987             12581             13110             13456

        *Assumes payment of the maximum sales charge and reinvestment of all dividends and distributions. Total returns are aggregate since inception on December 2, 1991, have not been annualized, and reflect voluntary fee waivers and reimbursements.

    The Lehman 5-Year and 7-Year Municipal Bond Indices are widely accepted unmanaged indices of municipal bond market performance which include fixed rate debt issues rated investment grade or higher; all returns are market value weighted inclusive of accrued interest.

1995 FISCAL YEAR IN REVIEW
FMB MICHIGAN TAX FREE BOND FUND

     What a difference a year makes. While in last year's annual report we explained the negative performance the Fund experienced in its fiscal year, this year is a very different story. The Fund has shown very strong performance for the one-year period ended November 30, 1995. This performance was achieved due to the dramatic decline in interest rates that occurred during this period. The yield on the five- and ten-year maturity Treasuries declined 2.27% and 2.15%, respectively, during the year ended November 30, 1995. Not quite as dramatic, the yield on the five- and ten-year maturity municipals declined 1.22% and 1.29%, respectively. The talk of a flat tax that has come out of Washington has kept municipal yields from declining as much as Treasuries. Strategy carried out during the fiscal year was to invest the large cash position we had at fiscal year end November 30, 1994. We also did many swaps out of lower yielding assets and into higher yielding, longer-term assets. This strategy resulted in a lengthening of the portfolio's average maturity from 6.7 years to 7.2 years.

     Recent strategy for the Fund is to be a little more defensive due to the low interest rate levels. However, we do not feel that rates are going to rise dramatically in the near future.

AVERAGE ANNUAL TOTAL RETURNS*

Periods Ended November 30, 1995

                                   FROM INCEPTION             FISCAL YEAR
                               ----------------------    ----------------------
                               % RETURN                  % RETURN
                               WITHOUT      % RETURN     WITHOUT      % RETURN
                                SALES      WITH SALES     SALES      WITH SALES
                                CHARGE       CHARGE       CHARGE       CHARGE
                               --------    ----------    --------    ----------
Institutional Class...........  +6.75%          N/A       +13.21%          N/A
Consumer Service Class........  +6.72%       +5.91%       +13.21%       +9.80%

*Assumes reinvestment of dividends and distributions, and reflects voluntary fee waivers and reimbursements.

FMB DIVERSIFIED EQUITY FUND

    The following graph illustrates the total return based on a $10,000 investment in the FMB Diversified Equity Fund made at the inception date of December 2, 1991 and held through November 30, 1995, as well as the performance of the S&P 500 Total Return Index over the same period. Past performance is not predictive of future performance.

                                      Diversified
                                      Equity Fund       Diversified
       Measurement Period              (Instit.         Equity Fund
      (Fiscal Year Covered)             Class)*       (Cons. Class)*        S&P 500
Dec. 2    1991                                10000              9600             10000
Feb. 28   1992                                11032             10590             11115
May 29                                        11409             10644             11271
Aug. 31                                       11049             10588             11319
Nov. 30                                       11731             11247             11866
Feb. 26   1993                                11518             11043             12268
May 31                                        11515             11041             12539
Aug. 31                                       11560             11084             12978
Nov. 30                                       11567             11090             13018
Feb. 28   1994                                11803             11313             13254
May 31                                        11684             11199             13049
Aug. 31                                       12146             11641             13686
Nov. 30                                       11722             11235             13155
Feb. 28   1995                                12431             11914             14230
May 31                                        13350             12795             15684
Aug. 31                                       13977             13397             16622
Nov. 30                                       15067             14442             18020

        *Assumes payment of the maximum sales charge and reinvestment of all dividends and distributions. Total returns are aggregate since inception on December 2, 1991, have not been annualized, and reflect voluntary fee waivers.

    The S&P 500 Total Return Index is a widely accepted unmanaged index of stock market performance which reflects the reinvestment of income dividends and, where applicable, capital gain distributions.

1995 FISCAL YEAR IN REVIEW
FMB DIVERSIFIED EQUITY FUND

     In 1995, the stock market shook off 1994 and recorded its best performance in the last twenty years. Even as the economy began slowing down in 1995, company earnings continued to post strong gains. These earnings gains came as the result of all the productivity enhancements that have been implemented in corporate America over the last few years. The stock market was also fueled by falling interest rates and a robust bond market.

     The FMB Diversified Equity Fund has had good participation in this strong market rally. However, it continues to be difficult to match the performance of the S&P 500 Total Return Index. Fund performance has been hurt by underperformance in some key issues such as AMP, Mobil, Motorola, and TRW. This has been offset to some degree by superb performance from other key issues such as General Electric, Capital Cities/ABC, Johnson & Johnson and Microsoft. Strategies carried out in the Fund during the fiscal year were to increase our exposure to the Energy sector as well as our defensive holdings, consisting of mainly Foods, Beverages, and Pharmaceuticals. We lessened our exposure to the Retail sector as well as the Automotives and we eliminated our holdings in Electric Utilities.

     Recent strategy has been to take advantage of a volatile market and also position the Fund in anticipation of continued slow economic growth in 1996.

AVERAGE ANNUAL TOTAL RETURNS*

Periods Ended November 30, 1995

                                  FROM INCEPTION             FISCAL YEAR
                              ----------------------    ----------------------
                              % RETURN                  % RETURN
                              WITHOUT      % RETURN     WITHOUT      % RETURN
                               SALES      WITH SALES     SALES      WITH SALES
                               CHARGE       CHARGE       CHARGE       CHARGE
                              --------    ----------    --------    ----------
Institutional Class..........  +10.79%         N/A       +28.54%          N/A
Consumer Service Class.......  +10.76%      +9.62%       +28.54%      +23.36%

*Assumes reinvestment of dividends and distributions, and reflects voluntary fee waivers.

FMB FUNDS, INC.
FMB MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 1995

                                         YIELD TO
 CREDIT                                  MATURITY
RATINGS*                                ON DATE OF   MATURITY    PRINCIPAL       VALUE
(UNAUDITED)                              PURCHASE      DATE       AMOUNT       (NOTE 2A)
--------                                ----------   --------   -----------   ------------
         COMMERCIAL PAPER -- 74.3%
         AGRICULTURE -- 4.6%
A1+/P1   Cargill Inc....................    5.68%    02/06/96   $ 4,900,000   $  4,848,931
                                                                              ------------
         AUTOMOTIVE -- 4.9%
A1/P1    Ford Motor Credit
           Corporation..................    5.76     01/26/96     5,200,000      5,154,055
                                                                              ------------
         BANKING -- 9.4%
A1+/P1   State Street Boston
           Corporation..................    5.74     01/08/96     4,800,000      4,771,323
A1+/P1   Norwest Corporation............    5.80     01/23/96     5,100,000      5,057,052
                                                                              ------------
                                                                                 9,828,375
                                                                              ------------
         BEVERAGES -- 7.6%
A1+/P1   Coca Cola Company..............    5.78     12/12/95     4,900,000      4,891,496
A1/P1    PepsiCo Inc. ..................    5.76     01/19/96     3,110,000      3,085,998
                                                                              ------------
                                                                                 7,977,494
                                                                              ------------
         BROKERAGE -- 4.7%
A1+/P1   Merrill Lynch & Co. ...........    5.80     01/03/96     5,000,000      4,973,783
                                                                              ------------
         CHEMICALS -- 4.7%
A1/P1    E.I. Dupont de Nemours and
           Company......................    5.73     12/06/95     4,900,000      4,896,155
                                                                              ------------
         ELECTRONICS -- 4.6%
A1+/P1   General Electric Capital
           Corporation..................    5.80     12/14/95     4,800,000      4,790,085
                                                                              ------------
         FINANCIAL SERVICES -- 19.4%
A1/P1    Beneficial Corporation.........    5.79     12/22/95     5,100,000      5,083,013
A1+/P1   Ciesco.........................    5.76     12/18/95     5,100,000      5,086,321
A1/P1    Commercial Credit Corporation..    5.73     01/12/96     5,100,000      5,066,382
A1/P1    CXC Incorporated...............    5.77     12/04/95     5,100,000      5,097,582
                                                                              ------------
                                                                                20,333,298
                                                                              ------------
         MACHINERY -- 4.8%
A1/P1    John Deere Capital
           Corporation .................    5.68     01/16/96     5,100,000      5,063,507
                                                                              ------------
         TELECOMMUNICATIONS -- 4.9%
A1+/P1   AT&T Corporation...............    5.75     12/08/95     5,100,000      5,094,377
                                                                              ------------
         TOBACCO -- 4.7%
A1/P1    Philip Morris Companies,
           Inc. ........................    5.73     12/20/95     4,900,000      4,885,389
                                                                              ------------
         TOTAL COMMERCIAL PAPER.........                                        77,845,449
                                                                              ------------

See accompanying notes to financial statements.

FMB FUNDS, INC.
FMB MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS (CONTINUED) -- NOVEMBER 30, 1995

                                         YIELD TO
                                         MATURITY
                                        ON DATE OF   MATURITY    PRINCIPAL       VALUE
                                         PURCHASE      DATE       AMOUNT       (NOTE 2A)
                                        ----------   --------   -----------   ------------
CERTIFICATE OF DEPOSIT -- 4.8%
First Tennessee Bank....................    5.84%    12/29/95   $ 5,000,000   $  5,000,000
                                                                              ------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 9.5%
Notes:
  Federal Home Loan Mortgage
    Corporation** (2 year CMT -- 99
  basis
    points).............................
                                           4.55      07/15/96     5,000,000      5,000,000
  Student Loan Mortgage Association**...    5.76     03/14/96     5,000,000      5,000,000
                                                                              ------------
TOTAL U.S. GOVERNMENT AGENCY
  OBLIGATIONS...........................                                        10,000,000
                                                                              ------------
TOTAL INVESTMENTS 88.6%
  (COST $92,845,449)+...................                                        92,845,449
REPURCHASE AGREEMENT -- 11.7%
First Union Bank, dated 11/30/95,
  5.89%.................................    5.97     12/01/95    12,256,000     12,256,000
                                                                              ------------
(Proceeds at maturity $12,258,005)
collateralized by:
$12,497,493 U.S. Treasury Bill, 5/9/1996
TOTAL INVESTMENTS AND REPURCHASE
  AGREEMENT -- 100.3% (COST
  $105,101,449).........................                                       105,101,449
LIABILITIES IN EXCESS OF OTHER
  ASSETS -- (0.3%)......................                                          (364,563)
                                                                              ------------
NET ASSETS -- 100%......................                                      $104,736,886
                                                                               ===========

See accompanying notes to financial statements.

FMB FUNDS, INC.
FMB INTERMEDIATE GOVERNMENT INCOME FUND
PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 1995

                                        PRINCIPAL                      VALUE
                                         AMOUNT          COST        (NOTE 2A)
                                       -----------   ------------   ------------
MORTGAGE-BACKED SECURITIES -- 20.3%
FEDERAL HOME LOAN MORTGAGE
  CORPORATION -- 10.4%
  Pool#M90035, 8.50%, 2/1/96.......... $    80,967   $     80,967   $     83,194
  Pool#M90040, 8.50%, 3/1/96..........     291,035        291,035        299,039
  Pool#M90042, 8.00%, 4/1/96..........     215,747        215,747        221,614
  Pool#N90047, 9.00%, 10/1/97.........     144,262        144,262        149,042
  1183-E Pac CMO, 7.34%, 1/15/99......   1,000,000      1,016,001      1,027,160
  Pool#214693, 9.00%, 12/1/01.........     204,986        204,986        213,954
  1132-G Pac CMO, 8.00%, 1/15/05......      42,846         42,846         42,849
  1204-G Pac CMO, 7.00%, 11/15/05.....     937,197        937,934        945,313
  1311-E Pac CMO, 7.50%, 8/15/16......     945,487        945,487        945,392
  FHG 23-HE Pac CMO, 5.50%, 8/25/16...   1,000,000        967,732        976,340
  1290-F Pac CMO, 7.50%, 11/15/17.....   1,000,000      1,014,786      1,019,040
  1199-D Pac CMO, 7.15%, 7/15/18......   2,000,000      2,013,369      2,032,700
  1502-PE Pac CMO, 6.25%, 1/15/19.....   4,060,000      4,063,510      3,995,243
  98-E Pac CMO, 8.25%, 11/15/20.......     652,093        652,093        662,259
                                                     ------------    -----------
                                                       12,590,755     12,613,139
                                                     ------------    -----------
FEDERAL NATIONAL MORTGAGE
  ASSOCIATION -- 9.9%
  1991-119-J CMO, 8.50%, 4/25/96......      98,980         98,980         98,988
  Pool#50372, 9.50%, 10/1/97..........     195,316        195,316        202,275
  Pool#50360, 9.00%, 11/1/97..........      50,666         50,666         52,297
  Pool#50375, 9.50%, 11/1/97..........     172,692        172,692        178,845
  Pool#50469, 8.00%, 7/1/98...........     191,459        191,459        196,724
  Pool#50498, 8.50%, 10/1/98..........      51,090         51,090         52,654
  Pool#50509, 8.50%, 11/1/98..........     114,127        114,127        117,623
  1991-160-VC AD CMO, 7.75%,
    10/25/00..........................   1,000,000      1,004,472      1,021,960
  1992-113-G Pac CMO, 7.50%,
    7/25/02...........................   1,231,948      1,262,172      1,291,192
  1992-9-E Pac CMO, 7.00%, 1/25/04....     389,162        389,162        388,259
  1991-36-E Pac CMO, 8.25%, 1/25/05...     594,279        594,400        597,935
  1991-149-E Pac CMO, 7.50%,
    3/25/05...........................     574,734        574,734        575,500
  1992-78-G Pac CMO, 7.50%,
    12/25/05..........................   1,500,000      1,507,530      1,525,425
  1991-173-PG Pac CMO, 6.95%,
    5/25/17...........................   1,181,000      1,179,603      1,182,464
  1990-39-G CMO, 8.50%, 11/25/17......     626,726        628,659        633,376

See accompanying notes to financial statements.

FMB FUNDS, INC.
FMB INTERMEDIATE GOVERNMENT INCOME FUND
PORTFOLIO OF INVESTMENTS (CONTINUED) -- NOVEMBER 30, 1995

                                        PRINCIPAL                      VALUE
                                         AMOUNT          COST        (NOTE 2A)
                                       -----------   ------------   ------------
MORTGAGE-BACKED
  SECURITIES -- (CONTINUED)
FEDERAL NATIONAL MORTGAGE ASSOCIATION --
  (CONTINUED)
  1993-56-PN Pac CMO, 6.35%,
    7/25/18........................... $ 1,000,000   $  1,013,625   $  1,005,160
  1992-150-G Pac CMO, 6.75%,
    9/25/18...........................   1,000,000        996,762      1,001,320
  1992-79-G Pac CMO, 7.00%,
    10/25/18..........................   2,000,000      2,004,562      2,011,240
                                                     ------------   ------------
                                                       12,030,011     12,133,237
                                                     ------------   ------------
TOTAL MORTGAGE-BACKED SECURITIES......                 24,620,766     24,746,376
                                                     ------------   ------------
U.S. GOVERNMENT AGENCY
  OBLIGATIONS -- 39.0%
FEDERAL HOME LOAN BANK -- 4.2%
  8.25%, 9/25/96......................   1,000,000      1,007,522      1,022,020
  6.46%, 2/1/00.......................   1,000,000      1,000,000      1,015,160
  6.125%, 9/20/00.....................   2,000,000      2,000,000      2,032,540
  5.75%, 3/30/01......................   1,000,000      1,000,000      1,002,520
                                                     ------------   ------------
                                                        5,007,522      5,072,240
                                                     ------------   ------------
FEDERAL HOME LOAN MORTGAGE
  CORPORATION -- 12.1%
  8.13%, 9/30/96......................   1,000,000      1,009,305      1,022,050
  6.60%, 11/12/99.....................   1,000,000      1,000,000      1,030,300
  6.55%, 1/4/00.......................   1,000,000      1,000,000      1,029,090
  6.78%, 3/28/01......................   2,000,000      2,000,000      2,005,360
  7.14%, 7/31/02......................   1,500,000      1,500,000      1,544,550
  6.80%, 9/18/02......................   1,000,000      1,000,000      1,010,130
  6.55%, 4/2/03.......................   1,000,000      1,003,152      1,007,390
  8.34%, 3/14/05......................   2,000,000      2,000,000      2,098,960
  6.83%, 6/15/05......................   2,000,000      2,000,000      2,050,580
  7.00%, 7/6/05.......................   2,000,000      2,000,000      2,046,040
                                                     ------------   ------------
                                                       14,512,457     14,844,450
                                                     ------------   ------------
FEDERAL NATIONAL MORTGAGE
  ASSOCIATION -- 20.4%
  7.60%, 1/10/97......................   1,000,000      1,007,766      1,023,060
  6.81%, 4/23/99......................   2,000,000      2,000,000      2,042,160
  7.64%, 5/6/99.......................   2,000,000      2,001,848      2,013,660
  7.24%, 9/2/99.......................   2,000,000      2,000,000      2,045,420
  7.36%, 9/29/99......................   2,000,000      1,975,031      2,067,420

See accompanying notes to financial statements.

FMB FUNDS, INC.
FMB INTERMEDIATE GOVERNMENT INCOME FUND
PORTFOLIO OF INVESTMENTS (CONTINUED) -- NOVEMBER 30, 1995

                                        PRINCIPAL                      VALUE
                                         AMOUNT          COST        (NOTE 2A)
                                       -----------   ------------   ------------
U.S. GOVERNMENT AGENCY OBLIGATIONS --
  (CONTINUED)
FEDERAL NATIONAL MORTGAGE
  ASSOCIATION -- (CONTINUED)
  7.65%, 10/20/99..................... $ 2,000,000   $  1,995,953   $  2,085,300
  6.33%, 11/3/00......................   3,000,000      3,000,000      3,030,030
  6.69%, 1/19/00......................   1,000,000      1,000,000      1,016,430
  7.55%, 4/22/02......................   2,000,000      2,044,036      2,171,200
  7.00%, 8/12/02......................   1,000,000      1,001,898      1,010,650
  6.93%, 8/23/02......................   1,000,000        999,748      1,010,530
  6.95%, 9/10/02......................   3,000,000      3,019,294      3,026,340
  6.72%, 2/25/03......................   2,400,000      2,400,000      2,438,040
                                                     ------------   ------------
                                                       24,445,574     24,980,240
                                                     ------------   ------------
TENNESSEE VALLEY AUTHORITY -- 2.3%
  8.25%, 11/15/96.....................   1,800,000      1,822,394      1,845,000
  6.00%, 1/15/97......................   1,000,000      1,000,000      1,005,000
                                                     ------------   ------------
                                                        2,822,394      2,850,000
                                                     ------------   ------------
TOTAL U.S. GOVERNMENT AGENCY
  OBLIGATIONS.........................                 46,787,947     47,746,930
                                                     ------------   ------------
U.S. TREASURY NOTES -- 30.3%
  7.63%, 4/30/96......................   1,000,000      1,004,544      1,008,740
  6.875%, 3/31/97.....................   3,000,000      3,002,030      3,057,030
  8.50%, 5/15/97......................   2,000,000      2,038,435      2,086,160
  8.50%, 7/15/97......................   1,000,000      1,022,901      1,047,430
  7.375%, 11/15/97....................   5,000,000      4,973,107      5,181,650
  7.875%, 1/15/98.....................   3,000,000      3,024,739      3,147,930
  7.875%, 4/15/98.....................   1,000,000      1,024,530      1,054,770
  9.00%, 5/15/98......................   5,000,000      5,138,668      5,409,750
  8.25%, 7/15/98......................   4,000,000      4,096,483      4,273,840
  6.375%, 1/15/99.....................   2,000,000      1,957,040      2,052,300
  6.875%, 8/31/99.....................   2,000,000      1,983,065      2,091,800
  7.875%, 11/15/99....................   1,000,000      1,025,269      1,082,990
  8.00%, 5/15/01......................   2,000,000      2,089,888      2,225,860
  7.875%, 8/15/01.....................   2,000,000      2,082,069      2,220,380
  7.50%, 11/15/01.....................   1,000,000      1,033,620      1,095,060
                                                     ------------   ------------
TOTAL U.S. TREASURY NOTES.............                 35,496,388     37,035,690
                                                     ------------   ------------
TOTAL INVESTMENTS -- 89.6%............                106,905,101+   109,528,996
                                                     ------------   ------------

See accompanying notes to financial statements.

FMB FUNDS, INC.
FMB INTERMEDIATE GOVERNMENT INCOME FUND
PORTFOLIO OF INVESTMENTS (CONTINUED) -- NOVEMBER 30, 1995

                                        PRINCIPAL                      VALUE
                                         AMOUNT          COST        (NOTE 2A)
                                       -----------   ------------   ------------
REPURCHASE AGREEMENT -- 9.7%
First Union Bank, 5.89%, due
  12/1/95............................. $11,899,000   $ 11,899,000   $ 11,899,000
                                                     ------------   ------------
(Proceeds at maturity $11,900,920)
collateralized by:
$12,133,608 U.S. Treasury Bill
  10/17/96
TOTAL INVESTMENTS AND REPURCHASE
  AGREEMENT -- 99.3%..................               $118,804,101    121,427,996
                                                     ============   ============
OTHER ASSETS LESS
  LIABILITIES -- 0.7%.................                                   828,062
                                                                    ------------
NET ASSETS -- 100%....................                              $122,256,058
                                                                    ============

See accompanying notes to financial statements.

FMB FUNDS, INC.
FMB MICHIGAN TAX-FREE BOND FUND
PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 1995

  CREDIT                                     PRINCIPAL                    VALUE
 RATINGS*                                     AMOUNT        COST        (NOTE 2A)
----------                                   ---------   -----------   -----------
            MUNICIPAL OBLIGATIONS -- 96.5%
Aaa/AAA     Ann Arbor Water Supply System
              (MBIA) 7.375%, 2/1/2003......  $ 710,000   $   790,361   $   824,487
A1/AA       Ann Arbor Sewer Disposal
              Revenue Series XII, 6.95%,
              7/1/2001***..................    335,000       355,226       378,550
A/A+        Battle Creek Building Authority
              8.00%, 4/1/2000..............    400,000       447,970       454,000
Baa/BBB     Bay City UTGO 5.40%, 1/1/1997..    150,000       153,000       151,619
Baa1/BBB+   Bay County West Side Regional
              Sewer Disposal System, 6.40%,
              5/1/1996***..................    150,000       153,207       154,206
Aaa/AAA     Chelsea School District, (FGIC)
              5.50%, 5/1/2008..............    500,000       497,109       518,125
A1/AA       Clio Area School District,
              7.20%, 5/1/1997***...........    200,000       205,680       208,470
Aaa/AAA     Dearborn EDC Oakwood Hospital
              Revenue Bonds (MBIA) 6.55%,
              8/15/2001***.................    250,000       268,416       281,250
A1/AA       Dearborn City School District
              UTGO, 5.25%, 5/1/2006........    500,000       490,763       516,875
Aaa/AAA     Detroit City School District
              UTGO (MBIA) 7.10%,
              5/1/2001***..................    250,000       257,487       286,250
Aaa/AAA     Detroit Sewer Disposal (MBIA)
              7.125%, 7/1/1999***..........    500,000       536,667       555,625
Aaa/AAA     Detroit Sewer Disposal Revenue
              (FGIC) 5.50%, 7/1/1996.......    200,000       200,413       202,070
Aaa/AAA     Farmington Hills HFA, Botsford
              Hospital (MBIA) Series A
              6.70%, 2/15/2001.............    225,000       230,813       248,344
Aaa/AAA     Forest Hills Public Schools
              5.00%, 5/1/2006..............    500,000       497,985       500,625
A1/AA       Gaylord Schools 6.60%,
              5/1/2002***..................    500,000       545,518       565,625
Aaa/AAA     Grand Rapids DDA 6.60%,
              6/1/2008.....................    545,000       546,899       607,675
Aa/AAA      Grand Rapids & Kent County
              Joint Building Authority
              7.10%, 10/1/1998***..........    240,000       255,577       259,200

See accompanying notes to financial statements.

FMB FUNDS, INC.
FMB MICHIGAN TAX-FREE BOND FUND
PORTFOLIO OF INVESTMENTS (CONTINUED) -- NOVEMBER 30, 1995

  CREDIT                                     PRINCIPAL                    VALUE
 RATINGS*                                     AMOUNT        COST        (NOTE 2A)
----------                                   ---------   -----------   -----------
            MUNICIPAL OBLIGATIONS --
              (CONTINUED)
A1/AA-      Grand Rapids Sanitation Sewer
              System 6.875%, 1/1/2000***...  $ 500,000   $   540,077   $   545,000
Aaa/AAA     Grand Rapids Water Supply
              6.625%, 1/1/2001***..........    500,000       532,986       545,625
Aaa/AAA     Grandville Public Schools
              District (FGIC) 6.00%,
              5/1/2005.....................    310,000       299,919       338,288
Aaa/AAA     Greenville Public Schools
              6.50%, 5/1/2003..............    315,000       348,025       355,950
Aaa/AAA     Harrison Community Schools
              (AMBAC) 5.80%, 5/1/2005......    500,000       500,000       536,250
NR/AA-      Holland Electric Revenue Bonds
              Refunding 6.50%,
              7/1/1999***..................    400,000       413,105       430,000
Aaa/AAA     Hudsonville Public Schools
              (FGIC) 5.00%, 5/1/2002.......    500,000       500,000       515,625
Aaa/AAA     Kalamazoo HFA Borges Medical
              (FGIC) 6.25%, 7/1/1999***....    500,000       520,353       523,750
Aa/AAA      Kent County Building Authority
              6.00%, 12/1/2002***..........    500,000       505,653       520,625
            Kent County HFA Michigan
              Hospital Revenue Bonds:
A/A             Blodgett Memorial Medical
                  Center, Series A 6.875%,
                  7/1/1999***..............    165,000       166,490       177,581
Aaa/AAA         Blodgett Memorial Medical
                  Center Refunded (MBIA)
                  Series A 5.75%,
                  7/1/2009.................    500,000       482,114       505,000
A/A             Mary Free Bed Hospital
                  Series A Refunded 6.50%,
                  4/1/2005.................    200,000       199,165       212,250
Aaa/AAA         Pine Rest Christian
                  Hospital
                  Refunded (FGIC) 6.50%,
                  11/1/2003***.............    500,000       526,780       536,875
A1/AA+      Lansing Building Authority
              7.15%, 6/1/2002***...........    525,000       554,395       593,250
A1/AA+      Lansing Tax Increment Finance
              Authority, 5.20%,
              10/1/1998....................    200,000       200,000       205,750
Aaa/AAA     Lenawee County Building 6.00%,
              5/1/2004***..................    350,000       351,096       363,563

See accompanying notes to financial statements.

FMB FUNDS, INC.
FMB MICHIGAN TAX-FREE BOND FUND
PORTFOLIO OF INVESTMENTS (CONTINUED) -- NOVEMBER 30, 1995

  CREDIT                                     PRINCIPAL                    VALUE
 RATINGS*                                     AMOUNT        COST        (NOTE 2A)
----------                                   ---------   -----------   -----------
            MUNICIPAL OBLIGATIONS --
              (CONTINUED)
A1/NR       Macomb County Southeast Waste
              Water Disposal System UTGO,
              6.50%, 11/1/1999***..........  $ 200,000   $   203,179   $   206,002
A1/AA       Mattawan School District 6.40%,
              5/1/2004***..................    500,000       520,271       540,000
Aaa/AAA     Michigan Higher Education
              Student Loan Series XX-I
              (AMBAC) 5.70%, 4/1/2002......    500,000       500,000       523,125
Aaa/AAA     Michigan Public Power Agency
              Campbell Project (AMBAC)
              6.40%, 1/1/1999***...........    235,000       238,302       245,575
Aaa/AAA     Michigan State Building
              Authority Revenue Bond, Adult
              General Hospital (AMBAC)
              7.375%, 12/1/1996***.........    250,000       259,375       263,785
Aaa/AAA     Michigan State Building
              Authority Revenue Bond 6.75%,
              10/1/2000***.................    500,000       545,521       560,000
Aaa/AAA     Michigan State Building
              Authority Revenue Bond Series
              II (AMBAC) 6.75%,
              10/1/2003***.................    500,000       512,849       553,750
A1/AA       Michigan State Environmental
              Protection Program UTGO
              6.25%, 11/1/2002***..........  1,000,000     1,058,592     1,115,000
NR/A+       Michigan State HDA Rental
              Housing Revenue 5.80%,
              4/1/2000.....................    150,000       150,000       157,687
Aaa/AA      Michigan State HDA Walled Lake
              Villa Project Revenue Bonds
              (FSA) 5.85%, 4/15/2007.......    420,000       420,000       442,050
            Michigan State HFA Revenue
              Bonds:
A/A             Holland Community Hospital
                  4.50%, 1/1/2000..........    555,000       552,863       556,388
NR/A-           Refunded Central Michigan
                  Community Hospital Series
                  A 5.75%, 10/1/2002.......    300,000       297,667       311,625

See accompanying notes to financial statements.

FMB FUNDS, INC.
FMB MICHIGAN TAX-FREE BOND FUND
PORTFOLIO OF INVESTMENTS (CONTINUED) -- NOVEMBER 30, 1995

  CREDIT                                     PRINCIPAL                    VALUE
 RATINGS*                                     AMOUNT        COST        (NOTE 2A)
----------                                   ---------   -----------   -----------
            MUNICIPAL OBLIGATIONS --
              (CONTINUED)
            Michigan State HFA Revenue
              Bonds -- (continued)
Aa/AA           Refunded Detroit Center
                  Group A 6.375%,
                  8/15/2005***.............  $ 500,000   $   504,474   $   523,125
NR/AA           Refunded Otsego Memorial
                  Hospital Gaylord
                  (National Bank Detroit)
                  6.00%, 1/1/2009..........    660,000       657,006       683,100
Aaa/AAA         Refunded Sparrow Obligated
                  Group (MBIA) 6.30%,
                  11/15/2003...............    615,000       620,527       676,500
Aaa/AAA         Refunded St. John Hospital
                  Series A (AMBAC) 5.75%,
                  5/15/2004................    200,000       198,162       214,000
NR/BBB+         Series A 4.75%, 7/1/1998...    200,000       200,000       199,750
Aaa/AAA     Michigan State South Central
              Power Agency Supply System
              Revenue Bonds Prerefunded
              (AMBAC) 7.25%,
              11/1/1996***.................    200,000       206,003       210,216
NR/NR       Michigan Strategic Fund 5.20%,
              9/1/2004.....................    400,000       400,000       409,500
Aaa/AAA     Northern University Revenue
              Bond (AMBAC) 5.50%,
              12/1/2009....................    435,000       401,736       437,719
A1/AA       Novi CSD UTGO 5.35%,
              5/1/2002.....................    275,000       274,294       286,000
A1/AA       Oakland County LTGO 6.25%,
              11/1/1999***.................    500,000       514,010       527,500
A1/AA       Oakland County Segment I&II
              6.50%, 11/1/2005.............    500,000       535,045       535,625
Aa/NR       Oakland County EDC 6.375%,
              11/1/2004***.................    500,000       500,000       570,000
A1/AA-      Ottawa County Refunding Bond
              Series A 6.80%,
              8/1/2001***..................    500,000       533,705       545,000
NR/NR       Oxford Area CSD UTGO 6.70%,
              5/1/1996***..................    340,000       352,182       354,161
A1/AA       Paw Paw Public Schools 6.50%,
              5/1/2007***..................    500,000       559,449       565,625

See accompanying notes to financial statements.

FMB FUNDS, INC.
FMB MICHIGAN TAX-FREE BOND FUND
PORTFOLIO OF INVESTMENTS (CONTINUED) -- NOVEMBER 30, 1995

  CREDIT                                     PRINCIPAL                    VALUE
 RATINGS*                                     AMOUNT        COST        (NOTE 2A)
----------                                   ---------   -----------   -----------
            MUNICIPAL OBLIGATIONS --
              (CONTINUED)
A1/AA       Plymouth-Canton CSD UTGO 6.35%,
              5/1/2001***..................  $ 300,000   $   323,877   $   329,250
NR/AA       Rochester CSD UTGO 6.50%,
              5/1/2002***..................    150,000       150,693       166,500
A1/AA-      Rochester Hills LTGO 6.25%,
              8/1/1998***..................    200,000       205,030       212,250
A1/AA-      Rochester Hills UTGO
              Prerefunded 6.60%,
              11/1/1998***.................    465,000       486,935       504,525
A1/AA       Rockford Public Schools 5.60%,
              5/1/2005.....................    500,000       499,467       528,750
A1/NR       Saginaw County Tittabawasse
              Water System Extension 2
              6.50%, 7/1/1997***...........    145,000       146,471       146,718
A1/NR       Saginaw Water Revenue Bonds
              Refunding 6.00%,
              7/1/2000***..................    865,000       885,280       905,006
NR/AAA      St. Joseph HFA, Hospital
              Revenue Mercy Memorial
              Medical Center 7.30%,
              10/1/1996***.................    155,000       158,836       162,473
A1/AA       Saranac CSD UTGO 5.70%,
              5/1/2007.....................    230,000       228,216       237,762
A1/NR       Thornapple-Kellogg CSD UTGO
              7.00%, 5/1/1997***...........    200,000       210,083       211,750
NR/AA       Troy Downtown Development
              6.10%, 11/1/2010.............    400,000       400,000       425,500
A1/AA       Utica Community Schools UTGO
              5.70%, 5/1/2006..............    500,000       494,868       530,000
            University of Michigan Revenue
              Bonds:
Aa/AA           Refunding Series A 5.70%,
                  12/1/2004................    250,000       248,371       269,063
Aa1/AA+         Series B 5.80%, 4/1/2010...    500,000       499,401       526,875
A1/AA       Walled Lake Consolidated School
              District Series I UTGO 6.50%,
              5/1/1999***..................    200,000       205,328       215,250
NR/AA-      Warren LTGO 5.00%, 6/1/2007....    405,000       381,705       400,950

See accompanying notes to financial statements.

FMB FUNDS, INC.
FMB MICHIGAN TAX-FREE BOND FUND
PORTFOLIO OF INVESTMENTS (CONTINUED) -- NOVEMBER 30, 1995

  CREDIT                                     PRINCIPAL                    VALUE
 RATINGS*                                     AMOUNT        COST        (NOTE 2A)
----------                                   ---------   -----------   -----------
            MUNICIPAL OBLIGATIONS --
              (CONTINUED)
A1/NR       Warren School District Prere-
              funded 6.70%, 5/1/2001***....  $ 500,000   $   520,551   $   562,500
                                                         -----------   -----------
            TOTAL MUNICIPAL OBLIGATIONS....               30,833,573    32,166,308
                                                         -----------   -----------
            FLOATING RATE DEMAND NOTES --
              1.6%**
NR/MIG1     Calhoun County EDC 3.75%,
              12/1/1995....................    430,000       430,000       430,000
A/A         City of Farmington Hills EDC
              Refunding Bonds 3.90%,
              12/1/1995....................     90,000        90,000        90,000
                                                         -----------   -----------
            TOTAL FLOATING RATE DEMAND
              NOTES........................                  520,000       520,000
                                                         -----------   -----------
            TAX FREE MONEY MARKET FUND --
              0.1%
            Dreyfus Michigan Municipal
              Money Market Fund............     46,714        46,714        46,714
                                                         -----------   -----------
            TOTAL INVESTMENTS -- 98.2%.....              $31,400,287+   32,733,022
                                                         ===========
            OTHER ASSETS LESS
              LIABILITIES -- 1.8%..........                                586,270
                                                                       -----------
            NET ASSETS -- 100.0%...........                            $33,319,292
                                                                       ===========

See accompanying notes to financial statements.

FMB FUNDS, INC.
FMB DIVERSIFIED EQUITY FUND
PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 1995

                                                                        VALUE
  SHARES                                                  COST        (NOTE 2A)
----------                                             -----------   -----------
             COMMON STOCKS -- 91.8%
             ADVERTISING -- 0.5%
     8,000   Interpublic Group of Companies..........  $   264,470   $   307,000
                                                        ----------    ----------
             AUTOMOTIVE -- 1.5%
    10,000   Ford Motor Company......................      246,963       282,500
    15,000   Genuine Parts, Inc. ....................      555,230       605,625
                                                        ----------    ----------
                                                           802,193       888,125
                                                        ----------    ----------
             BANKING -- 4.4%
    13,000   Bank One Corp. .........................      439,915       495,625
    16,000   Citicorp................................      682,850     1,132,000
    30,000   Norwest Corporation.....................      762,125       990,000
                                                        ----------    ----------
                                                         1,884,890     2,617,625
                                                        ----------    ----------
             BEVERAGES -- 1.9%
    20,000   PepsiCo Inc. ...........................      784,366     1,105,000
                                                        ----------    ----------
             CHEMICALS -- 2.2%
    23,000   Morton International, Inc. .............      709,650       796,375
    13,000   Norsk Hydro A.S., ADR...................      439,722       528,125
                                                        ----------    ----------
                                                         1,149,372     1,324,500
                                                        ----------    ----------
             COMMERCIAL SERVICES -- 1.1%
    16,000   Olsten Corp. ...........................      541,400       640,000
                                                        ----------    ----------
             ELECTRONIC PRODUCTS -- 9.4%
    27,000   AMP, Inc. ..............................      842,805     1,083,375
     5,000   Duracell International Inc. ............      222,350       265,000
    22,600   General Electric Co. ...................      987,274     1,519,850
    25,937   Molex, Inc. ............................      584,739       868,890
    19,800   Motorola, Inc. .........................      704,200     1,212,750
    14,000   Solectron Corp.(a)......................      372,860       595,000
                                                        ----------    ----------
                                                         3,714,228     5,544,865
                                                        ----------    ----------
             ENERGY -- 9.1%
    14,000   Chevron Corporation.....................      627,168       691,250
    21,000   Enron Corporation.......................      638,555       787,500
    10,000   Exxon Corporation.......................      644,013       773,750
    13,000   Mobil Corporation.......................      906,668     1,356,875
    11,000   Royal Dutch Petroleum ADR...............      975,496     1,412,125
    11,000   Sonat, Inc. ............................      326,600       354,750
                                                        ----------    ----------
                                                         4,118,500     5,376,250
                                                        ----------    ----------

See accompanying notes to financial statements.

FMB FUNDS, INC.
FMB DIVERSIFIED EQUITY FUND
PORTFOLIO OF INVESTMENTS (CONTINUED) -- NOVEMBER 30, 1995

                                                                        VALUE
  SHARES                                                  COST        (NOTE 2A)
----------                                             -----------   -----------
             COMMON STOCKS -- (CONTINUED)
             ENTERTAINMENT -- 4.3%
    10,000   Capital Cities/ABC, Inc. ...............  $   527,910   $ 1,236,250
    18,000   Carnival Corp. .........................      426,150       468,000
    13,500   The Walt Disney Co. ....................      588,236       811,688
                                                        ----------    ----------
                                                         1,542,296     2,515,938
                                                        ----------    ----------
             FINANCIAL SERVICES -- 2.5%
     6,000   Federal National Mortgage Association...      526,705       657,000
    20,000   MBNA Corporation........................      296,533       807,500
                                                        ----------    ----------
                                                           823,238     1,464,500
                                                        ----------    ----------
             FOOD AND KINDRED PRODUCTS -- 6.3%
    17,500   CPC International, Inc. ................      777,351     1,203,125
     9,750   Heinz (H.J.) Co. .......................      243,025       310,781
    15,700   Hershey Foods Corp. ....................      746,154       969,475
    24,000   Sara Lee Corp. .........................      593,275       774,000
    15,000   Sysco Corp. ............................      400,315       459,375
                                                        ----------    ----------
                                                         2,760,120     3,716,756
                                                        ----------    ----------
             HEALTH CARE -- 4.0%
    21,000   Abbott Laboratories.....................      643,784       853,125
    13,000   Johnson & Johnson.......................      627,247     1,126,125
     6,000   Merck & Co., Inc. ......................      303,855       371,250
                                                        ----------    ----------
                                                         1,574,886     2,350,500
                                                        ----------    ----------
             HOUSEHOLD PRODUCTS -- 3.3%
    16,500   Proctor & Gamble Co. ...................      803,459     1,425,188
    20,000   Rubbermaid, Inc. .......................      638,328       550,000
                                                        ----------    ----------
                                                         1,441,787     1,975,188
                                                        ----------    ----------
             INSURANCE -- 2.1%
    12,000   AMBAC, Inc. ............................      506,600       529,500
     8,250   American International Group............      478,278       740,438
                                                        ----------    ----------
                                                           984,878     1,269,938
                                                        ----------    ----------
             MACHINERY -- 1.3%
    13,000   Caterpillar Inc. .......................      691,510       797,875
                                                        ----------    ----------
             MISCELLANEOUS MANUFACTURING -- 1.5%
     8,000   Eastman Kodak Co. ......................      473,405       544,000
     7,000   Stanley Works...........................      297,045       354,375
                                                        ----------    ----------
                                                           770,450       898,375
                                                        ----------    ----------
             MULTI-INDUSTRY -- 1.6%
    12,500   TRW, Inc. ..............................      798,218       935,938
                                                        ----------    ----------

See accompanying notes to financial statements.

FMB FUNDS, INC.
FMB DIVERSIFIED EQUITY FUND
PORTFOLIO OF INVESTMENTS (CONTINUED) -- NOVEMBER 30, 1995

                                                                        VALUE
  SHARES                                                  COST        (NOTE 2A)
----------                                             -----------   -----------
             COMMON STOCKS -- (CONTINUED)
             OIL & GAS EXPLORATION -- 0.5%
    14,000   Enron Oil & Gas Co. ....................  $   311,635   $   294,000
                                                        ----------    ----------
             PERSONAL CARE -- 2.4%
    15,600   International Flavors and Fragrances....      613,196       797,550
    12,000   Gillette Company........................      439,205       622,500
                                                        ----------    ----------
                                                         1,052,401     1,420,050
                                                        ----------    ----------
             PHARMACEUTICALS -- 4.5%
    24,000   Pfizer, Inc. ...........................      897,181     1,392,000
    22,000   Schering-Plough.........................      744,725     1,262,250
                                                        ----------    ----------
                                                         1,641,906     2,654,250
                                                        ----------    ----------
             POLLUTION CONTROL -- 1.3%
    26,000   WMX Technologies, Inc. .................      885,072       767,000
                                                        ----------    ----------
             PUBLISHING/PRINTING -- 1.6%
    24,500   RR Donnelley & Sons Company.............      679,049       940,188
                                                        ----------    ----------
             RESTAURANTS -- 1.9%
    25,000   McDonald's Corporation..................      611,076     1,115,625
                                                        ----------    ----------
             RETAIL-DEPARTMENT STORES -- 1.8%
    11,000   Albertson's Inc. .......................      355,380       338,250
     9,700   Dayton-Hudson Corp. ....................      711,775       704,463
                                                        ----------    ----------
                                                         1,067,155     1,042,713
                                                        ----------    ----------
             RETAIL-DRUG STORES -- 1.5%
    30,400   Walgreen Company........................      578,220       885,400
                                                        ----------    ----------
             RETAIL-SPECIALTY LINE -- 2.4%
    19,000   Autozone(a).............................      532,975       553,375
    13,000   Home Depot, Inc. .......................      562,790       576,875
     6,000   Kohls Corp.(a)..........................      286,690       324,000
                                                        ----------    ----------
                                                         1,382,455     1,454,250
                                                        ----------    ----------
             SOFTWARE/COMPUTER SERVICES -- 7.3%
    16,600   Automatic Data Processing...............      821,023     1,321,775
    14,000   Microsoft Corp.(a)......................      591,460     1,219,750
    21,000   Oracle Systems Corporation(a)...........      469,475       952,875
    18,000   Raytheon Co. ...........................      607,755       801,000
                                                        ----------    ----------
                                                         2,489,713     4,295,400
                                                        ----------    ----------

See accompanying notes to financial statements.

FMB FUNDS, INC.
FMB DIVERSIFIED EQUITY FUND
PORTFOLIO OF INVESTMENTS (CONTINUED) -- NOVEMBER 30, 1995

 SHARES/
PRINCIPAL                                                               VALUE
  AMOUNT                                                  COST        (NOTE 2A)
----------                                             -----------   -----------
             COMMON STOCKS -- (CONTINUED)
             TELECOMMUNICATIONS -- 8.4%
    29,000   Alltel Corporation......................  $   691,426   $   855,500
     6,000   Ameritech Corporation/Del...............      267,645       330,000
    20,200   AT&T Corp. .............................      935,326     1,333,200
    31,300   MCI Communications Corp. ...............      555,893       837,271
    15,000   SBC Communications, Inc. ...............      601,500       810,000
    16,800   U.S. West Communications Group .........      371,888       525,000
    16,800   U.S. West Media Group(a)................      253,932       302,400
                                                        ----------    ----------
                                                         3,677,610     4,993,371
                                                        ----------    ----------
             TOYS -- 1.2%
    26,000   Mattel Inc..............................      545,660       728,000
                                                        ----------    ----------
             TOTAL INVESTMENTS -- 91.8%..............   39,568,754+   54,318,620
                                                        ----------    ----------
             REPURCHASE AGREEMENT -- 8.3%
$4,922,000   First Union Bank, 5.89%, 12/01/95.......    4,922,000     4,922,000
                                                       -----------   -----------
             (Proceeds at maturity $4,922,805)
             collateralized by:
               $5,018,901 U.S. Treasury Bill,
               5/09/1996
             TOTAL INVESTMENTS AND REPURCHASE
               AGREEMENT -- 100.1%...................  $44,490,754    59,240,620
                                                        ==========
             LIABILITIES IN EXCESS OF OTHER
               ASSETS -- (0.1%)......................                    (82,045)
                                                                      ----------
             NET ASSETS -- 100.0%....................                $59,158,575
                                                                     ===========

See accompanying notes to financial statements.

FMB FUNDS, INC.
FOOTNOTES TO PORTFOLIOS

  *Credit Ratings given by Moody's Investors Services, Inc. & Standard and
   Poor's Corporation (unaudited)

         MOODY'S        STANDARD & POOR'S
   -------------------  ------------------
   Short Term Ratings
           P1                   A1          Instrument of the highest quality.
   Long Term Ratings
           Aaa                 AAA          Instrument judged to be of the best
                                            quality and carrying the smallest
                                            amount of investment risk.
           Aa                   AA          Instrument judged to be of high
                                            quality by all standards.
            A                   A           Instrument judged to be adequate by
                                            all standards.
           Baa                 BBB          Instrument judged to be of moderate
                                            quality by all standards.
           NR                   NR          Not Rated. In the opinion of the
                                            Investment Adviser, instrument
                                            judged to be of comparable
                                            investment quality to rated
                                            securities which may be purchased by
                                            the Funds.

    Items which possess the strongest investment attributes of their category are given that letter rating followed by a number. The Standard & Poor's ratings may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

    Government issues have assumed rating of Aaa/AAA.

 ** Floating Rate Demand Notes. The maturity date shown is the next interest reset date and rate shown is rate in effect at November 30, 1995.

*** Maturity date shown is the next callable date.

  + The cost of securities for Federal income tax purposes is substantially the same as that shown.

 (a) Non-income producing security.

See accompanying notes to financial statements.

FMB FUNDS, INC.
FOOTNOTES TO PORTFOLIOS (CONTINUED)

INVESTMENT PERCENTAGES SHOWN ARE CALCULATED AS A PERCENTAGE OF NET ASSETS.

ABBREVIATIONS USED IN THE PORTFOLIOS:

AD       Accretion Directed
ADR      American Depository Receipt
AMBAC    American Municipal Bond Assurance Corporation
CMO      Collateralized Mortgage Obligation
CMT      Constant Maturity Treasury
CSD      Community School District
DDA      Downtown Development Authority
EDC      Economic Development Corporation
FGIC     Financial Guaranty Insurance Corporation
FSA      Financial Security Assurance
HDA      Housing Development Authority
HFA      Hospital Finance Authority
IDA      Industrial Development Authority
LTGO     Limited Tax General Obligation
MBIA     Municipal Bond Insurance Association
Pac      Planned Amortized Class
UTGO     Unlimited Tax General Obligation

See accompanying notes to financial statements.

FMB FUNDS, INC.

STATEMENT OF ASSETS AND LIABILITIES -- NOVEMBER 30, 1995

                                                          FMB           FMB
                                            FMB       INTERMEDIATE   MICHIGAN        FMB
                                           MONEY       GOVERNMENT    TAX-FREE    DIVERSIFIED
                                        MARKET FUND   INCOME FUND    BOND FUND   EQUITY FUND
                                        ------------  ------------  -----------  -----------
ASSETS:
Investments in securities at value
  (identified cost: $92,845,449;
  $106,905,101; $31,400,287; and
  $39,568,754; respectively)........... $ 92,845,449  $109,528,996  $32,733,022  $54,318,620
Repurchase Agreements, at value
  (identified cost: $12,256,000;
  $11,899,000; $0 and $4,922,000;
  respectively)........................   12,256,000    11,899,000           --   4,922,000
Cash...................................          852           111          223         300
Dividends and interest receivable......      116,700     1,516,733      433,622     116,713
Receivable for investment sold.........           --            --      250,000          --
Receivable for Fund shares sold........           --         3,278          485       1,359
Unamortized organizational cost........        6,605         6,605        6,605       6,605
                                        ------------  ------------  -----------  -----------
    Total Assets.......................  105,225,606   122,954,723   33,423,957  59,365,597
                                        ------------  ------------  -----------  -----------
LIABILITIES:
Dividends payable......................      362,113       564,069       84,893          --
Payable for Fund shares redeemed.......       84,547        10,375           --       1,589
Advisory fee payable...................       29,768        45,150        4,110      47,916
Administrative services fee payable....       12,756        15,050        4,110       7,187
Fund accounting fees payable...........        2,500         2,500        2,500       2,500
Shareholder servicing fee payable......        1,371           518          487         865
Payable for securities purchased.......           --            --           --      92,490
Accrued expenses.......................        5,665        61,003        8,565      54,475
                                        ------------  ------------  -----------  -----------
    Total Liabilities..................      498,720       698,665      104,665     207,022
                                        ------------  ------------  -----------  -----------
NET ASSETS:............................ $104,726,886  $122,256,058  $33,319,092  $59,158,575
                                        ------------  ------------  -----------  -----------
COMPOSITION OF NET ASSETS:
Shares of capital stock outstanding
  (par value of $.001 per share); 10
  billion shares authorized............      104,725        11,941        3,089       4,057
Additional paid-in capital.............  104,620,016   121,421,613   32,098,785  44,535,886
Accumulated undistributed
  (distributions in excess of) net
  investment income....................       90,145            --           --      99,463
Accumulated net realized losses on
  investment transactions..............      (88,000)   (1,801,391)    (115,317)   (230,697 )
Unrealized appreciation on
  investments..........................           --     2,623,895    1,332,735  14,749,866
                                        ------------  ------------  -----------  -----------
                                        $104,726,886  $122,256,058  $33,319,292  $59,158,575
                                        ============  ============  ===========  ===========
NET ASSETS:
INSTITUTIONAL CLASS:
  Shares of capital stock
    outstanding........................   87,195,506    11,198,087    1,919,291   3,656,968
                                        ============  ============  ===========  ===========
  Net asset value, maximum offering
    price and redemption price per
    share outstanding..................        $1.00        $10.24       $10.79      $14.58
                                                ====         =====        =====      ======
CONSUMER SERVICE CLASS:
  Shares of capital stock
    outstanding........................   17,529,236       743,337    1,169,923     399,960
                                        ============  ============  ===========  ===========
  Net asset value and redemption price
    per share outstanding..............        $1.00        $10.24       $10.79      $14.58
                                                ====         =====        =====      ======
  Maximum offering price per share
    ($1.00/$1.00, $10.24/.97,
    $10.79/.97 and $14.58/.96,
    respectively)......................        $1.00        $10.56       $11.12      $15.19
                                                ====         =====        =====      ======

See accompanying notes to financial statements.

FMB FUNDS, INC.
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED NOVEMBER 30, 1995

                                                 FMB          FMB
                                   FMB       INTERMEDIATE   MICHIGAN        FMB
                                  MONEY      GOVERNMENT     TAX-FREE    DIVERSIFIED
                               MARKET FUND   INCOME FUND   BOND FUND    EQUITY FUND
                               -----------   -----------   ----------   -----------
NET INVESTMENT INCOME:
INCOME:
  Dividends..................          --             --           --   $ 1,025,266
  Interest...................  $6,688,746    $ 8,395,968   $1,627,470       255,195
                               -----------   -----------   ----------   -----------
                                6,688,746      8,395,968    1,627,470     1,280,461
                               -----------   -----------   ----------   -----------
EXPENSES:
  Advisory...................     396,490        549,684      168,511       532,024
  Administrative services....     169,923        183,228       45,958        79,804
  Shareholder services.......      40,500         38,000       28,500        42,000
  Audit......................      30,750         41,800       11,500        27,000
  Fund accounting............      30,200         55,000       50,500        37,500
  Legal......................      20,000         22,400        3,521        11,000
  Reports to shareholders....      13,800         11,000       12,000        16,500
  Custodian..................      13,000         10,300       12,500        14,500
  Registration...............       9,500         11,987        9,300        10,500
  Insurance..................       7,346          7,620        1,775         3,103
  Amortization of
    organization expenses....       6,625          6,625        6,625         6,625
  Directors..................       3,250          3,250        3,250         3,250
  Miscellaneous..............       9,002         13,000        7,000         9,393
                               -----------   -----------   ----------   -----------
  Total expenses before
    waivers/reimbursements...     750,386        953,894      360,940       793,199
  Less: Expenses waived by
    Adviser..................          --             --     (147,376)           --
                               -----------   -----------   ----------   -----------
Net expenses.................     750,386        953,894      213,564       793,199
                               -----------   -----------   ----------   -----------
Net investment income........   5,938,360      7,442,074    1,413,906       487,262
                               -----------   -----------   ----------   -----------
Realized and unrealized gain
  (loss) on investments:
  Net realized gain (loss) on
    investment
    transactions.............     (88,000 )   (1,371,748)     (12,047)      538,806
  Change in unrealized
    appreciation on
    investments..............          --      8,393,069    2,368,037    12,412,467
                               -----------   -----------   ----------   -----------
Net realized and unrealized
  gain (loss) on
  investments................     (88,000 )    7,021,321    2,355,990    12,951,273
                               -----------   -----------   ----------   -----------
Increase in net assets
  resulting from
  operations.................  $5,850,360    $14,463,395   $3,769,896   $13,438,535
                               ===========   ============  ==========   ============

See accompanying notes to financial statements.

FMB FUNDS, INC.
STATEMENT OF CHANGES IN NET ASSETS

                                                FMB MONEY                     FMB INTERMEDIATE
                                               MARKET FUND                 GOVERNMENT INCOME FUND
                                      ------------------------------    ----------------------------
                                       YEAR ENDED       YEAR ENDED       YEAR ENDED      YEAR ENDED
                                      NOVEMBER 30,     NOVEMBER 30,     NOVEMBER 30,    NOVEMBER 30,
                                          1995             1994             1995            1994
                                      -------------    -------------    ------------    ------------
Increase (Decrease) In Net Assets:
Operations:
 Net investment income............... $   5,938,360    $   2,791,214    $  7,442,074    $  6,975,894
 Net realized loss on investment
   transactions......................       (88,000)        --            (1,371,748)       (429,677)
 Change in unrealized appreciation
   (depreciation) on investments.....      --               --             8,393,069      (9,700,213)
                                      -------------    -------------    ------------    ------------
Net increase (decrease) in net assets
 resulting from operations...........     5,850,360        2,791,214      14,463,395      (3,153,996)
                                      -------------    -------------    ------------    ------------
Dividends from net investment income:
   Institutional Class...............    (5,293,269)      (2,692,245)     (6,916,568)     (6,369,040)
   Consumer Service Class............      (554,946)         (98,969)       (525,506)       (606,854)
                                      -------------    -------------    ------------    ------------
                                         (5,848,215)      (2,791,214)     (7,442,074)     (6,975,894)
                                      -------------    -------------    ------------    ------------
Capital Share Transactions:
 Proceeds from sale of shares:
   Institutional Class...............   269,856,183      194,419,964      35,701,843      42,282,533
   Consumer Service Class............    32,067,014        9,129,509         336,892       1,774,179
                                      -------------    -------------    ------------    ------------
                                        301,923,197      203,549,473      36,038,735      44,056,712
                                      -------------    -------------    ------------    ------------
 Net asset value of shares issued in
   reinvestment of dividends:
     Institutional Class.............       143,737          406,142             744           3,536
     Consumer Service Class..........       544,025           96,793         430,705         479,805
                                      -------------    -------------    ------------    ------------
                                            687,762          502,935         431,449         483,341
                                      -------------    -------------    ------------    ------------
 Cost of shares redeemed:
   Institutional Class...............  (286,105,170)    (156,972,964)    (43,009,557)    (23,384,736)
   Consumer Service Class............   (22,236,404)      (3,556,407)     (3,393,284)     (2,550,788)
                                      -------------    -------------    ------------    ------------
                                       (308,341,574)    (160,529,371)    (46,402,841)    (25,935,524)
                                      -------------    -------------    ------------    ------------
Increase (decrease) in net assets
 derived from capital share
 transactions........................    (5,730,615)      43,523,037      (9,932,657)     18,604,529
                                      -------------    -------------    ------------    ------------
Net increase (decrease) in net
 assets..............................    (5,728,470)      43,523,037      (2,911,336)      8,474,639
Net Assets:
 Beginning of period.................   110,455,356       66,932,319     125,167,394     116,692,755
                                      -------------    -------------    ------------    ------------
 End of period....................... $ 104,726,886    $ 110,455,356    $122,256,058    $125,167,394
                                      ===============  ===============  ==============  ==============
Undistributed (distributions in
 excess of) net investment income....       $90,145         --               --            ($100,533)
                                             ======                                          =======

See accompanying notes to financial statements.

FMB FUNDS, INC.
STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)

                                                FMB MICHIGAN                  FMB DIVERSIFIED
                                             TAX-FREE BOND FUND                 EQUITY FUND
                                        ----------------------------    ----------------------------
                                         YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED
                                        NOVEMBER 30,    NOVEMBER 30,    NOVEMBER 30,    NOVEMBER 30,
                                            1995            1994            1995            1994
                                        ------------    ------------    ------------    ------------
Increase In Net Assets:
Operations:
 Net investment income................. $ 1,413,906     $ 1,266,937     $    487,262    $    293,792
 Net realized gain (loss) on investment
   transactions........................     (12,047 )      (102,663 )        538,806         488,363
 Change in unrealized appreciation
   (depreciation) on investments.......   2,368,037      (1,612,544 )     12,412,467        (180,192)
                                        ------------    ------------    ------------    ------------
Net increase (decrease) in net assets
 resulting from operations.............   3,769,896        (448,270 )     13,438,535         601,963
                                        ------------    ------------    ------------    ------------
Dividends from net investment income:
   Institutional Class.................    (813,846 )      (624,462 )       (406,415)       (286,212)
   Consumer Service Class..............    (600,060 )      (642,475 )        (44,078)        (38,615)
                                        ------------    ------------    ------------    ------------
                                         (1,413,906 )    (1,266,937 )       (450,493)       (324,827)
                                        ------------    ------------    ------------    ------------
Distributions from realized capital
 gains:
   Institutional Class.................     --              (15,918 )        --              --
   Consumer Service Class..............     --              (19,997 )        --              --
                                        ------------    ------------    ------------    ------------
                                            --              (35,915 )        --              --
                                        ------------    ------------    ------------    ------------
Capital Share Transactions:
 Proceeds from sale of shares:
   Institutional Class.................   7,803,836       7,761,135       11,272,214      11,563,862
   Consumer Service Class..............   1,786,833       3,947,524          810,929         988,695
                                        ------------    ------------    ------------    ------------
                                          9,590,669      11,708,659       12,083,143      12,552,557
                                        ------------    ------------    ------------    ------------
 Net asset value of shares issued in
   reinvestment of dividends and
   capital gains:
     Institutional Class...............       1,786           1,300              393             148
     Consumer Service Class............     508,352         535,770           43,375          38,252
                                        ------------    ------------    ------------    ------------
                                            510,138         537,070           43,768          38,400
                                        ------------    ------------    ------------    ------------
 Cost of shares redeemed:
   Institutional Class.................  (3,941,630 )    (3,166,280 )    (11,896,251)     (8,566,229)
   Consumer Service Class..............  (2,940,354 )    (6,133,525 )     (1,273,831)     (1,700,725)
                                        ------------    ------------    ------------    ------------
                                         (6,881,984 )    (9,299,805 )    (13,170,082)    (10,266,954)
                                        ------------    ------------    ------------    ------------
Net increase (decrease) in net assets
 derived from capital share
 transactions..........................   3,218,823       2,945,924       (1,043,171)      2,324,003
                                        ------------    ------------    ------------    ------------
Net increase in net assets.............   5,574,813       1,194,802       11,944,871       2,601,139
Net Assets:
 Beginning of period...................  27,744,479      26,549,677       47,213,704      44,612,565
                                        ------------    ------------    ------------    ------------
 End of period......................... $33,319,292     $27,744,479     $ 59,158,575    $ 47,213,704
                                        ==============  ==============  ==============  ==============
Undistributed net investment income....     --              --               $99,463         $62,694
                                                                              ======          ======

See accompanying notes to financial statements.

FMB FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS -- NOVEMBER 30, 1995

1. DESCRIPTION -- FMB Funds, Inc. (the "Corporation") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company, established as a Maryland corporation on September 20, 1991. The Corporation currently consists of four separate investment portfolios: FMB Money Market Fund, FMB Intermediate Government Income Fund, FMB Michigan Tax-Free Bond Fund, and FMB Diversified Equity Fund (collectively, the "Funds"), each with two classes of shares known as the Institutional Class and the Consumer Service Class. These Funds commenced operations on December 2, 1991 and prior to that date had no operations other than organization matters and the sale to Furman Selz LLC, formerly known as Furman Selz Incorporated ("Furman Selz"), the Funds' Administrator, of 10,000, 1,000, 1,000 and 1,000 shares, respectively, of each of the Institutional Class Shares and the Consumer Service Class Shares of the FMB Money Market Fund, FMB Intermediate Government Income Fund, FMB Michigan Tax-Free Bond Fund, and FMB Diversified Equity Fund, on November 26, 1991.

Each class of shares bears the same voting, dividend, liquidation and other rights and conditions, except that the Consumer Service Class Shares may bear a distribution charge not borne by the Institutional Class, and can bear different shareholder servicing, legal and printing expenses. In addition, the Consumer Service Class Shares are subject to a sales load. During the fiscal year ended November 30, 1995, the Consumer Service Class Shares paid no distribution charges and there were no other expenses different from the Institutional Class Shares.

2. SIGNIFICANT ACCOUNTING POLICIES -- The following is a summary of the significant accounting policies followed by the Funds:

a. Security Valuation The FMB Money Market Fund uses the amortized cost method for valuing securities, which approximates market value. This method involves valuing the security at cost and then amortizing any discount or premium to par at maturity. There is no assurance that the FMB Money Market Fund will be able to maintain a stable net asset value of $1.00 per share. Securities of the FMB Intermediate Government Income Fund, the FMB Michigan Tax-Free Bond Fund and the FMB Diversified Equity Fund for which market quotations are readily available are valued at the price quoted on the security's primary exchange as of the close of regular trading on the New York Stock Exchange. In the absence of market quotations, investments are

FMB FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS (CONTINUED) -- NOVEMBER 30, 1995

     valued at the latest quoted bid price. Fixed income securities may be valued on the basis of bids provided by an independent pricing service. Prices provided by an independent pricing service may be determined without exclusive reliance on quoted prices and may take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Short-term securities which mature in 60 days or less are valued at amortized cost, if their term to maturity at purchase was 60 days or less or by amortizing to par at maturity their value on the 61st day prior to maturity, if their original term to maturity at purchase exceeded 60 days. Any other securities and other assets of the Funds for which current market quotations are not readily available are valued at fair value as determined in good faith by the Corporation's Board of Directors and in accordance with procedures adopted by the Board of Directors.

b. Investment Transactions Transactions are recorded on the trade date. Identified cost of investments sold is used for both financial statement and Federal income tax purposes. Interest income, including the amortization of discount or premium, is recorded as earned. Dividends are recorded on the ex-dividend date.

c. Federal Income Taxes Each Fund's policy is to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying, the Funds will not be subject to Federal income taxes to the extent that they distribute taxable and tax-exempt income for their fiscal year. The Funds also intend to meet the distribution requirements to avoid the payment of an excise tax.

d. Dividends To Shareholders The FMB Money Market Fund, FMB Intermediate Government Income Fund and FMB Michigan Tax-Free Bond Fund each declares dividends of substantially all of its net investment income daily and pays those dividends monthly. The FMB Diversified Equity Fund declares and pays as a dividend substantially all of its net investment income quarterly. Each Fund will distribute, at least annually, substantially all net capital gains, if any, earned by such Fund. Dividends and distributions are recorded on the ex-dividend date.

FMB FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS (CONTINUED) -- NOVEMBER 30, 1995

     The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their Federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent dividends and distributions exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in capital.

e. Organization Expenses Costs incurred in connection with the organization and initial registration of the Corporation have been deferred and are being amortized over a sixty month period, beginning with each Fund's commencement of operations.

f. Determination of Net Asset Value and Allocation of Expenses Expenses directly attributable to a Fund are charged to that Fund; other expenses are allocated proportionately among each Fund within the Corporation in relation to the net assets of each Fund, equally among the Funds, or in relation to the number of shareholder accounts. In calculating net asset value per share of each class, investment income, realized and unrealized gains and losses and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets attributable to each class at the beginning of each day.

3. ADVISER -- FMB-Trust, formerly FMB-Financial Group, a wholly-owned subsidiary of First Michigan Bank Corporation, is the Funds' Adviser. First Michigan Bank Corporation is the Funds' Sub-Adviser. The Sub-Adviser is paid by the Adviser.

Pursuant to the Advisory Contracts, the Adviser manages the investments of the Funds and continuously reviews, supervises and administers the Funds' investments. The Adviser is responsible for placing orders for the purchase and sale of investment securities directly with brokers and dealers selected

FMB FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS (CONTINUED) -- NOVEMBER 30, 1995

at its discretion. The terms of the Advisory Contracts provide for annual fees at the following percentages of average daily net assets.

For the FMB Money Market Fund:

0.35% of first $500 million in average net assets;

0.30% of next $500 million in average net assets; and

0.25% of average net assets over $1 billion.

For the FMB Intermediate Government Income Fund, FMB Michigan Tax-Free Bond Fund, and FMB Diversified Equity Fund, 0.45%, 0.55%, and 1.00%, of average daily net assets, respectively.

Certain of the states in which shares of the Funds are qualified for sale impose limitations on the expenses of the Funds. If, in any fiscal year, the total expenses of a Fund (excluding taxes, interest, distribution expenses, brokerage commissions, certain portfolio transaction expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles and extraordinary expenses, but including the advisory and administrative services fees) exceed the expense limitations applicable to that Fund imposed by the securities regulations of any state, the Adviser will pay or reimburse the Funds for expenses to meet these limitations to the extent of advisory fees earned for the fiscal year. In the most restrictive state, aggregate annual expenses shall not exceed two and one-half percent (2 1/2%) of the first $30 million of average net assets, two percent (2%) of the next $70 million of average net assets and one and one-half percent (1 1/2%) of the remaining average net assets of the Fund. For the year ended November 30, 1995, no reimbursement of expenses was required to meet these limitations.

4. ADMINISTRATOR -- During the fiscal year ended November 30, 1995, pursuant to Administrative Services Contracts, Furman Selz provided management and administrative services necessary for the operations of the Funds, furnished office space and facilities required to conduct the business of the Funds and paid the compensation of the Corporation's officers affiliated with Furman Selz. The terms of the Administrative Services Contracts provided for annual fees of 0.15% of average daily net assets of each Fund.

5. OTHER TRANSACTIONS WITH AFFILIATES -- During the fiscal year ended November 30, 1995, Furman Selz was the transfer agent for the Funds.

FMB FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS (CONTINUED) -- NOVEMBER 30, 1995

Under a Service Agreement, Furman Selz provided personnel and facilities to perform shareholder servicing and transfer agency related services. Furman Selz received a per account fee and reimbursement for out of pocket expenses in connection with shareholder servicing. For the year ended November 30, 1995, Furman Selz received per account shareholder servicing fees of $11,421, $6,773, $6,315, and $10,083, respectively, from the FMB Money Market Fund, FMB Intermediate Government Income Fund, FMB Michigan Tax-Free Bond Fund, and FMB Diversified Equity Fund, respectively.

Furman Selz also provided fund accounting services to the Funds. The Funds each paid $2,500 per month to Furman Selz for performing fund accounting. Furman Selz was also reimbursed for out of pocket expenses relating to fund accounting.

During the fiscal year ended November 30, 1995, the Funds were distributed by Macatawa Distributor, Inc. (the "Distributor"), which is a wholly-owned subsidiary of Furman Selz. Under a Distribution Plan adopted by the Funds under Rule 12b-1 of the Investment Company Act of 1940, each Fund is permitted, with respect to the Consumer Service Class, to reimburse the Distributor monthly for costs and expenses in connection with the distribution of shares. This reimbursement is limited to 0.35% of the average daily net assets of the Consumer Service Class for the FMB Intermediate Government Income Fund, FMB Michigan Tax-Free Bond Fund and FMB Diversified Equity Fund. In the case of the FMB Money Market Fund, the limit is 0.25% of the average daily net assets of the Consumer Service Class. For the year ended November 30, 1995, no distribution expenses were incurred or reimbursed by the Funds to the Distributor.

6. REPURCHASE AGREEMENTS -- The Funds may enter into repurchase agreements with government securities dealers recognized by the Federal Reserve Board, with member banks of the Federal Reserve System or with such other brokers or dealers that meet the credit guidelines established by the Board of Directors. The Funds' policy is to receive and maintain securities as collateral whose market value, including accrued interest, will be at least equal to the dollar amount invested by that Fund in each agreement, and the Fund will make payment on the repurchase agreement only upon physical delivery or upon evidence of book entry transfer to the account of the custodian of such securities as collateral. To the extent that

FMB FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS (CONTINUED) -- NOVEMBER 30, 1995

any repurchase agreement transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.

7. CONCENTRATION OF CREDIT RISK -- The FMB Michigan Tax-Free Bond Fund invests substantially all of its assets in a varied portfolio of debt obligations issued by the State of Michigan and its authorities and agencies. The issuers' abilities to meet their obligations may be affected by economic or political developments in the State of Michigan.

8. SECURITY TRANSACTIONS -- The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the year ended November 30, 1995 were as follows:

                                                            U.S. GOVERNMENT
                           COMMON STOCKS AND BONDS            OBLIGATIONS
                          --------------------------   --------------------------
                           COST OF     PROCEEDS FROM    COST OF     PROCEEDS FROM
                          SECURITIES    SECURITIES     SECURITIES    SECURITIES
                          PURCHASED        SOLD        PURCHASED        SOLD
                          ----------   -------------   ----------   -------------
FMB Intermediate
  Government Income
  Fund..................      --            --         $32,204,078   $51,041,651
FMB Michigan Tax-Free
  Bond Fund.............  $12,800,962   $10,044,932        --            --
FMB Diversified Equity
  Fund..................    9,574,093    11,384,127        --            --

Unrealized appreciation and depreciation at November 30, 1995 based on cost of securities for Federal income tax purposes is as follows:

                                     GROSS            GROSS              NET
                                   UNREALIZED       UNREALIZED        UNREALIZED
                                  APPRECIATION     DEPRECIATION      APPRECIATION
                                  ------------     ------------     --------------
FMB Intermediate Government
  Income Fund.................     $2,701,625       $   77,730        $2,623,895
FMB Michigan Tax-Free
  Bond Fund...................      1,334,366            1,631         1,332,735
FMB Diversified Equity Fund...     14,998,343          248,477        14,749,866

FMB FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS (CONTINUED) -- NOVEMBER 30, 1995

9. FEDERAL INCOME TAX STATUS -- At November 30, 1995, the FMB Money Market Fund had capital loss carryforwards of $88,000 available through the year 2003 to offset future realized capital gains.

At November 30, 1995, FMB Intermediate Government Income Fund had capital loss carryforwards of $1,796,589 available through the year 2003 to offset future realized capital gains. To reflect reclassifications arising from permanent book/tax differences for the year ended November 30, 1995, distributions in excess of net investment income was credited $100,533 and additional paid-in capital was charged $100,533.

Capital losses incurred after October 31, 1995 within the fiscal year ended November 30, 1995 are deemed to arise on the first business day of the following fiscal year. The FMB Intermediate Government Income Fund incurred and will elect to defer post October capital losses of $4,836.

At November 30, 1995, the FMB Michigan Tax-Free Bond Fund had capital loss carryforwards of $114,710, available through the year 2003 to offset realized capital gains.

During the fiscal year ended November 30, 1995, the FMB Diversified Equity Fund utilized $538,807 of capital loss carryforwards. The Fund has remaining capital loss carryforwards of $230,696 available through the year 2003 to offset future realized capital gains.

FMB FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS (CONTINUED) -- NOVEMBER 30, 1995

10. CAPITAL SHARE TRANSACTIONS -- The Corporation is authorized to issue 10 billion shares of capital stock with a par value of $.001. Transactions in shares of the Funds for the years ended November 30, 1994 and November 30, 1995 were as follows:

                                   FMB MONEY                    FMB INTERMEDIATE
                                  MARKET FUND                GOVERNMENT INCOME FUND
                          ----------------------------    ----------------------------
                           YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED
                          NOVEMBER 30,    NOVEMBER 30,    NOVEMBER 30,    NOVEMBER 30,
                              1995            1994            1995            1994
                          ------------    ------------    ------------    ------------
INSTITUTIONAL CLASS
Shares sold............    269,856,183     194,419,964      3,546,780       4,156,835
Shares issued in
  reinvestment of
  dividends from net
  investment income....        143,737         406,142             66             347
                          ------------    ------------    ------------    ------------
                           269,999,920     194,826,106      3,546,846       4,157,182
Shares redeemed........   (286,105,170)   (156,972,964)    (4,297,423)     (2,321,846)
                          ------------    ------------    ------------    ------------
Net increase (decrease)
  in shares............    (16,105,250)     37,853,142       (750,577)      1,835,336
                          =============   =============   ===========     ===========
CONSUMER SERVICE CLASS
Shares sold............     32,067,014       9,129,509         33,551         173,721
Shares issued in
  reinvestment of
  dividends from net
  investment income....        544,025          96,793         43,087          47,859
                          ------------    ------------    ------------    ------------
                            32,611,039       9,226,302         76,638         221,580
Shares redeemed........    (22,236,403)     (3,556,407)      (339,113)       (254,854)
                          ------------    ------------    ------------    ------------
Net increase (decrease)
  in shares............     10,374,636       5,669,895       (262,475)        (33,274)
                          =============   =============   ===========     ===========

FMB FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS (CONTINUED) -- NOVEMBER 30, 1995

10.  CAPITAL SHARE TRANSACTIONS -- (CONTINUED)

                                FMB MICHIGAN TAX-FREE              FMB DIVERSIFIED
                                      BOND FUND                      EQUITY FUND
                             ----------------------------    ----------------------------
                              YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED
                             NOVEMBER 30,    NOVEMBER 30,    NOVEMBER 30,    NOVEMBER 30,
                                 1995            1994            1995            1994
                             ------------    ------------    ------------    ------------
INSTITUTIONAL CLASS
Shares sold...............      742,385         751,102         878,764        1,009,176
Shares issued in
  reinvestment of
  dividends from net
  investment income.......          172             126              31               13
                             ------------    ------------    ------------    ------------
                                742,557         751,228         878,795        1,009,189
Shares redeemed...........     (377,678)       (306,890)       (914,223)        (744,382)
                             ------------    ------------    ------------    ------------
Net increase in shares....      364,879         444,338         (35,428)         264,807
                             ===========     ===========     ===========     ===========
CONSUMER SERVICE CLASS
Shares sold...............      173,587         378,579          62,281           86,281
Shares issued in
  reinvestment of
  dividends from net
  investment income and
  realized capital
  gains...................       48,416          51,640           3,387            3,366
                             ------------    ------------    ------------    ------------
                                222,003         430,219          65,668           89,647
Shares redeemed...........     (280,866)       (593,492)       (101,728)        (148,968)
                             ------------    ------------    ------------    ------------
Net decrease in shares....      (58,863)       (163,273)        (36,060)         (59,321)
                             ===========     ===========     ===========     ===========

FMB FUNDS, INC.
FINANCIAL HIGHLIGHTS

                                                                  FMB MONEY MARKET FUND
                        ---------------------------------------------------------------------------------------------------------
                               YEAR ENDED                 YEAR ENDED                 YEAR ENDED                PERIOD ENDED
                           NOVEMBER 30, 1995          NOVEMBER 30, 1994          NOVEMBER 30, 1993          NOVEMBER 30, 1992*
                        ------------------------   ------------------------   ------------------------   ------------------------
     FOR A SHARE                        CONSUMER                   CONSUMER                   CONSUMER                   CONSUMER
     OUTSTANDING        INSTITUTIONAL   SERVICE    INSTITUTIONAL   SERVICE    INSTITUTIONAL   SERVICE    INSTITUTIONAL   SERVICE
THROUGHOUT EACH PERIOD      CLASS        CLASS         CLASS        CLASS         CLASS        CLASS         CLASS        CLASS
----------------------  -------------   --------   -------------   --------   -------------   --------   -------------   --------
PER SHARE OPERATING
  PERFORMANCE
Net Asset Value,
  Beginning of
  Period..............       $1.000      $1.000         $1.000      $1.000        $1.000       $1.000        $1.000       $1.000
                            -------      ------        -------      ------      --------       ------      --------       ------
Income from Investment
  Operations:
  Net investment
    income............        0.051       0.051          0.035       0.035         0.029        0.029         0.036        0.035
                            -------      ------        -------      ------      --------       ------      --------       ------
Less dividends from
  net investment
  income..............       (0.051)     (0.051 )       (0.035)     (0.035)       (0.029)      (0.029)       (0.036)      (0.035 )
                            -------      ------        -------      ------      --------       ------      --------       ------
Net Asset Value, End
  of Period...........       $1.000      $1.000         $1.000      $1.000        $1.000       $1.000        $1.000       $1.000
                            =======      ======        =======      ======      ========       ======      ========       ======
Total Return (not
  reflecting sales
  load)...............        5.28%       5.28%          3.51%       3.51%         2.97%        2.97%         3.78%        3.67%
Ratios/Supplemental
  Data:
  Net Assets, End of
    Period (000's)....      $87,238     $17,489       $103,301      $7,154       $65,448       $1,485       $58,596         $208
  Ratios of Net
    Expenses to
    Average Net
    Assets............        0.65%       0.65%          0.68%       0.68%         0.32%        0.32%         0.27%        0.39%
  Ratios of Expenses
    before
    effect of
    waivers...........        0.65%       0.65%          0.70%       0.70%         0.68%        0.68%         0.91%        1.03%
  Ratios of Net
    Investment Income
    to Average Net
    Assets............        5.16%       5.16%          3.46%       3.46%         2.91%        2.91%         3.59%        3.46%

---------------
* Fund Commenced Operations on December 2, 1991.

FMB FUNDS, INC.
FINANCIAL HIGHLIGHTS (CONTINUED)

                                                         FMB INTERMEDIATE GOVERNMENT INCOME FUND
                        ---------------------------------------------------------------------------------------------------------
                               YEAR ENDED                 YEAR ENDED                 YEAR ENDED                PERIOD ENDED
                           NOVEMBER 30, 1995          NOVEMBER 30, 1994          NOVEMBER 30, 1993          NOVEMBER 30, 1992*
                        ------------------------   ------------------------   ------------------------   ------------------------
     FOR A SHARE                        CONSUMER                   CONSUMER                   CONSUMER                   CONSUMER
      OUTSTANDING       INSTITUTIONAL   SERVICE    INSTITUTIONAL   SERVICE    INSTITUTIONAL   SERVICE    INSTITUTIONAL   SERVICE
THROUGHOUT EACH PERIOD      CLASS        CLASS         CLASS        CLASS         CLASS        CLASS         CLASS        CLASS
----------------------  -------------   --------   -------------   --------   -------------   --------   -------------   --------
PER SHARE OPERATING
  PERFORMANCE
Net Asset Value,
  Beginning of
  Period..............        $9.66       $9.66         $10.46      $10.46         $10.10      $10.10        $10.00       $10.00
                            -------      ------        -------      ------        -------      ------      --------       ------
Income from Investment
  Operations:
  Net investment
    income............         0.61        0.61           0.57        0.57           0.59        0.59          0.60         0.58
  Net gain (loss) on
    securities (both
    realized and
    unrealized).......         0.58        0.58          (0.80)      (0.80 )         0.36        0.36          0.10         0.10
                            -------      ------        -------      ------        -------      ------      --------       ------
  Total from
    Investment
    Operations........         1.19        1.19          (0.23)      (0.23 )         0.95        0.95          0.70         0.68
                            -------      ------        -------      ------        -------      ------      --------       ------
Less Distributions:
  Dividends from net
    investment
    income............        (0.61)      (0.61 )        (0.57)      (0.57 )        (0.59)      (0.59 )       (0.60)       (0.58)
                            -------      ------        -------      ------        -------      ------      --------       ------
Net Asset Value, End
  of Period...........       $10.24      $10.24          $9.66       $9.66         $10.46      $10.46        $10.10       $10.10
                            =======      ======        =======      ======        =======      ======      ========       ======
Total Return (not
  reflecting sales
  load)...............       12.64%      12.64%         (2.23%)     (2.23% )        9.60%       9.60%         7.10%        6.95%
Ratios/Supplemental
  Data:
  Net Assets, End of
    Period (000's)....     $114,646      $7,610       $115,449      $9,718       $105,820     $10,872       $81,371       $5,440
  Ratios of Net
    Expenses to
    Average Net
    Assets............        0.78%       0.78%          0.83%       0.83%          0.50%       0.50%         0.43%        0.61%
  Ratios of Expenses
    before effect of
    waivers...........        0.78%       0.78%          0.85%       0.85%          0.78%       0.78%         0.90%        1.08%
  Ratios of Net
    Investment Income
    to Average Net
    Assets............        6.09%       6.09%          6.45%       6.45%          5.66%       5.66%         5.85%        5.67%
  Portfolio Turnover
    Rate..............          27%         27%            20%         20%            17%         17%           29%          29%

---------------
* Fund Commenced Operations on December 2, 1991.

FMB FUNDS, INC.
FINANCIAL HIGHLIGHTS (CONTINUED)

                                                             FMB MICHIGAN TAX-FREE BOND FUND
                        ---------------------------------------------------------------------------------------------------------
                               YEAR ENDED                 YEAR ENDED                 YEAR ENDED                PERIOD ENDED
                           NOVEMBER 30, 1995          NOVEMBER 30, 1994          NOVEMBER 30, 1993          NOVEMBER 30, 1992*
                        ------------------------   ------------------------   ------------------------   ------------------------
     FOR A SHARE                        CONSUMER                   CONSUMER                   CONSUMER                   CONSUMER
      OUTSTANDING       INSTITUTIONAL   SERVICE    INSTITUTIONAL   SERVICE    INSTITUTIONAL   SERVICE    INSTITUTIONAL   SERVICE
THROUGHOUT EACH PERIOD      CLASS        CLASS         CLASS        CLASS         CLASS        CLASS         CLASS        CLASS
----------------------  -------------   --------   -------------   --------   -------------   --------   -------------   --------
PER SHARE OPERATING
  PERFORMANCE
Net Asset Value,
  Beginning of
  Period..............       $9.97        $9.97        $10.61       $10.61        $10.24       $10.24        $10.00       $10.00
                          --------       ------      --------       ------      --------       ------      --------       ------
Income from Investment
  Operations:
  Net investment
    income............        0.49         0.49          0.47         0.47          0.49         0.49          0.48         0.46
  Net gain (loss) on
    securities (both
    realized and
    unrealized).......        0.82         0.82         (0.63)       (0.63 )        0.37         0.37          0.24         0.24
                          --------       ------      --------       ------      --------       ------      --------       ------
  Total from
    Investment
    Operations........        1.31         1.31         (0.16)       (0.16 )        0.86         0.86          0.72         0.70
                          --------       ------      --------       ------      --------       ------      --------       ------
Less Distributions:
  Dividends from net
    investment
    income............       (0.49)       (0.49 )       (0.47)       (0.47 )       (0.49)       (0.49 )       (0.48)       (0.46 )
  Realized capital
    gains.............      --            --            (0.01)       (0.01 )      --            --           --            --
                          --------       ------      --------       ------      --------       ------      --------       ------
Net Asset Value, End
  of Period...........      $10.79       $10.79         $9.97        $9.97        $10.61       $10.61        $10.24       $10.24
                          ========       ======      ========       ======      ========       ======      ========       ======
Total Return (not
  reflecting sales
  load)...............      13.21%       13.21%        (1.49%)      (1.49% )       8.53%        8.53%         7.29%        7.17%
Ratios/Supplemental
  Data:
  Net Assets, End
    of Period (000's)...   $20,700      $12,619        $15,495     $12,249       $11,779      $14,771        $6,043       $4,572
  Ratios of Net
    Expenses to
    Average Net
    Assets............       0.70%        0.70%         0.51%        0.51%         0.35%        0.35%         0.29%        0.46%
  Ratios of Expenses
    before effect of
    waivers/
    reimbursements....       1.18%        1.18%         1.19%        1.19%         1.38%        1.38%         2.55%        2.72%
  Ratios of Net
    Investment Income
    to Average Net
    Assets............       4.62%        4.62%         4.50%        4.50%         4.59%        4.59%         4.68%        4.50%
  Portfolio Turnover
    Rate..............         35%          35%           22%          22%           13%          13%           30%          30%

---------------
* Fund Commenced Operations on December 2, 1991.

FMB FUNDS, INC.
FINANCIAL HIGHLIGHTS (CONTINUED)

                                                               FMB DIVERSIFIED EQUITY FUND
                        ---------------------------------------------------------------------------------------------------------
                               YEAR ENDED                 YEAR ENDED                 YEAR ENDED                PERIOD ENDED
                           NOVEMBER 30, 1995          NOVEMBER 30, 1994          NOVEMBER 30, 1993          NOVEMBER 30, 1992*
                        ------------------------   ------------------------   ------------------------   ------------------------
     FOR A SHARE                        CONSUMER                   CONSUMER                   CONSUMER                   CONSUMER
     OUTSTANDING        INSTITUTIONAL   SERVICE    INSTITUTIONAL   SERVICE    INSTITUTIONAL   SERVICE    INSTITUTIONAL   SERVICE
THROUGHOUT EACH PERIOD      CLASS        CLASS         CLASS        CLASS         CLASS        CLASS         CLASS        CLASS
----------------------  -------------   --------   -------------   --------   -------------   --------   -------------   --------
PER SHARE OPERATING PERFORMANCE
Net Asset Value,
  Beginning of
  Period..............      $11.44       $11.44        $11.37       $11.37        $11.61       $11.61        $10.00       $10.00
                          --------       ------      --------       ------      --------       ------      --------       ------
Income from Investment
  Operations:
  Net investment
    income............        0.12         0.12          0.07         0.07          0.09         0.09          0.12         0.10
  Net gain (loss) on
    securities (both
    realized and
    unrealized).......        3.13         3.13          0.08         0.08         (0.25)       (0.25 )        1.60         1.60
                          --------       ------      --------       ------      --------       ------      --------       ------
  Total from
    Investment
    Operations........        3.25         3.25          0.15         0.15         (0.16)       (0.16 )        1.72         1.70
                          --------       ------      --------       ------      --------       ------      --------       ------
Less Distributions:
  Dividends from net
    investment
    income............       (0.11)       (0.11 )       (0.08)       (0.08)         (.08)        (.08 )       (0.11)       (0.09 )
                          --------       ------      --------       ------      --------       ------      --------       ------
Net Asset Value, End
  of Period...........      $14.58       $14.58        $11.44       $11.44        $11.37       $11.37        $11.61       $11.61
                          ========       ======      ========       ======      ========       ======      ========       ======
Total Return (not
  reflecting sales
  load)...............      28.54%       28.54%         1.34%        1.34%        (1.40%)      (1.40% )      17.31%       17.16%
Ratios/Supplemental
  Data:
 Net Assets, End of
   Period (000's).....     $53,325       $5,833       $42,229       $4,985       $38,979       $5,634       $29,596       $3,377
  Ratios of Net
    Expenses to
    Average Net
    Assets............       1.50%        1.50%         1.61%        1.61%         1.50%        1.50%         1.42%        1.64%
  Ratios of Expenses
    before effect of
    waivers/
    reimbursements:...       1.50%        1.50%         1.61%        1.61%         1.53%        1.53%         2.05%        2.29%
  Ratios of Net
    Investment Income
    to Average Net
    Assets............       0.92%        0.92%         0.69%        0.69%         0.82%        0.82%         1.12%        0.97%
  Portfolio Turnover
    Rate..............         20%          20%           49%          49%           22%          22%            5%           5%

---------------
* Fund Commenced Operations on December 2, 1991.

REPORT OF INDEPENDENT ACCOUNTANTS

To the Shareholders and
Board of Directors of
FMB Funds, Inc.

In our opinion, the accompanying statement of assets and liabilities, including the portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of FMB Money Market Fund, FMB Intermediate Government Income Fund, FMB Michigan Tax-Free Bond Fund and FMB Diversified Equity Fund, separately managed portfolios of FMB Funds, Inc. (the "Corporation"), at November 30, 1995, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Corporation's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 1995 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE LLP
1177 Avenue of Americas
New York, New York 10036
January 18, 1996

TAX STATUS OF DIVIDENDS PAID (UNAUDITED)

     The following table presents the tax status of dividends and distributions paid by the Funds during the fiscal year ended November 30, 1995. Certain portions of this information were previously reported to you on Form 1099 at the close of calendar 1994. This information is presented in order to comply with regulatory requirements and requires no current action on your part.

                                                                               % OF INCOME
                                                                   % OF       DERIVED FROM
                                                                  INCOME       GOVERNMENT     % OF INCOME
                                                               DERIVED FROM    SECURITIES     DERIVED FROM
                                                  INCOME         ELIGIBLE     HELD SUBJECT      MICHIGAN
                                              DIVIDENDS PAID    GOVERNMENT    TO REPURCHASE    MUNICIPAL
                                                PER SHARE       SECURITIES     AGREEMENTS     OBLIGATIONS
                                              --------------   ------------   -------------   ------------
INSTITUTIONAL CLASS
FMB Money Market Fund.......................      $0.051             9.7%          14.2%            N/A
FMB Intermediate Government Income Fund.....       0.610            41.5%           2.4%            N/A
FMB Michigan Tax-Free Bond Fund.............       0.485             N/A            N/A           100.0%
FMB Diversified Equity Fund.................       0.110             N/A           19.9%            N/A
CONSUMER SERVICE CLASS
FMB Money Market Fund.......................      $0.051             9.7%          14.2%            N/A
FMB Intermediate Government Income Fund.....       0.610            41.5%           2.4%            N/A
FMB Michigan Tax-Free Bond Fund.............       0.485             N/A            N/A           100.0%
FMB Diversified Equity Fund.................       0.110             N/A           19.9%            N/A

Additionally, 100% of the dividends paid by the Diversified Equity Fund qualify for the dividends received deductions available to corporations.

                     (This page intentionally left blank).

                     (This page intentionally left blank).

FMB FUNDS, INC.
BOARD OF DIRECTORS

MICHAEL R. MUCCIOLO*             Senior Vice President and Chief
  CHAIRMAN OF THE BOARD            Financial Officer, Beverage America
VALERIE T. AMBROSE               Corporate Director Holland Community Hospital
WILLIAM K. ANDERSON*             Vice President for Business & Finance
                                   and Treasurer, Hope College
TIMOTHY C. MORAWSKI              General Manager, Board of Public
                                   Works, City of Holland, MI
*MEMBER OF AUDIT COMMITTEE.

--------------------------------------------------------------------------------

OFFICERS

JOHN J. PILEGGI                  President and Treasurer
JOAN V. FIORE                    Secretary
DONALD E. BROSTROM               Assistant Treasurer
SHERYL HIRSCHFELD                Assistant Secretary

FMB FUNDS, INC.
ADDRESS AND TELEPHONE
237 Park Avenue
New York, NY 10017
(800) 453-4234

INVESTMENT ADVISER
FMB-TRUST
One Financial Plaza
Holland, MI 49423

SUB-ADVISER
FIRST MICHIGAN BANK CORPORATION
One Financial Plaza
Holland, MI 49423

SPONSOR AND DISTRIBUTOR
MACATAWA DISTRIBUTOR, INC.
230 Park Avenue
New York, NY 10169

ADMINISTRATOR
FURMAN SELZ LLC
230 Park Avenue
New York, NY 10169

CUSTODIAN
FIRST NATIONAL BANK OF CHICAGO
One First National Plaza
Chicago, IL 60670

LEGAL COUNSEL
SIMPSON THACHER AND BARTLETT
425 Lexington Avenue
New York, NY 10017

INDEPENDENT ACCOUNTANTS
PRICE WATERHOUSE LLP
1177 Avenue of Americas
New York, NY 10036

This report is for the
information of the shareholders
of the FMB Funds, Inc. Its use in
connection with any offering of
the Funds' shares is authorized
only in case of a concurrent or
prior delivery of the Funds'
current prospectus.